     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 3, 1998


                                                                FILE NO. 2-74549
                                                                       811-03297
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                        POST-EFFECTIVE AMENDMENT NO. 24

                                     AND/OR
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                AMENDMENT NO. 20

                            ------------------------

                        G.T. INVESTMENT PORTFOLIOS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                       50 CALIFORNIA STREET, 27TH FLOOR,
                        SAN FRANCISCO, CALIFORNIA 94111
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181

                            ------------------------


              MICHAEL A. SILVER, ESQ.                        ARTHUR J. BROWN, ESQ.
               CHANCELLOR LGT ASSET                         R. DARRELL MOUNTS, ESQ.
                 MANAGEMENT, INC.                         KIRKPATRICK & LOCKHART LLP
         50 CALIFORNIA STREET, 27TH FLOOR              1800 MASSACHUSETTS AVENUE, N.W.,
          SAN FRANCISCO, CALIFORNIA 94111                          2ND FLOOR
      (NAME AND ADDRESS OF AGENT FOR SERVICE)               WASHINGTON, D.C. 20036
                                                                (202) 778-9000


                            ------------------------

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

     / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.

    / /  ON               PURSUANT TO PARAGRAPH (b) OF RULE 485.
    /X/ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(i) OF RULE 485 OR SUCH
        OTHER DATE AS IT MAY BE DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE COMMISSION.

    / /  ON             PURSUANT TO PARAGRAPH (a)(i) OF RULE 485.

    / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(ii) OF RULE 485.

    / /  ON              PURSUANT TO PARAGRAPH (a)(ii) OF RULE 485.
    IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        G.T. INVESTMENT PORTFOLIOS, INC.
                      CONTENTS OF POST-EFFECTIVE AMENDMENT

    This post-effective amendment to the registration statement of G.T. Investment Portfolios, Inc. contains the following documents:

Facing Sheet
Contents of Post-Effective Amendment
Cross-Reference Sheet
Part A        --      Prospectus
              --      GT Global Dollar Fund -- Class A and Class B
              --      GT Global Dollar Fund -- Advisor Class
Part B        --      Statement of Additional Information
              --      GT Global Dollar Fund -- Class A and Class B
              --      GT Global Dollar Fund -- Advisor Class
Part C        --      Other Information
Signature Page
Exhibits

                        G.T. INVESTMENT PORTFOLIOS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                       PROSPECTUS -- CLASS A AND CLASS B

ITEM NO. OF
PART A OF FORM N-1A                                              CAPTIONS IN PROSPECTUS
-------------------------------------------  ---------------------------------------------------------------
       1.  Cover Page......................  Cover Page
       2.  Synopsis........................  Prospectus Summary
       3.  Condensed Financial
           Information.....................  Financial Highlights
       4.  General Description of
           Registrant......................  Investment Objective and Policies; Management; Other
                                             Information
       5.  Management of the
           Fund............................  Management
      5A.  Management's
           Discussion of Fund
           Performance.....................  Not Applicable
       6.  Capital Stock and Other
           Securities......................  Dividends and Federal Income Taxation; Other Information
       7.  Purchase of Securities
           Being Offered...................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                             Value; Management
       8.  Redemption or
           Repurchase......................  How to Redeem Shares; Calculation of Net Asset Value
       9.  Pending Legal
           Proceedings.....................  Not Applicable

                        G.T. INVESTMENT PORTFOLIOS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

                          PROSPECTUS -- ADVISOR CLASS

ITEM NO. OF
PART A OF FORM N-1A                                              CAPTIONS IN PROSPECTUS
-------------------------------------------  ---------------------------------------------------------------
       1.  Cover Page......................  Cover Page
       2.  Synopsis........................  Prospectus Summary
       3.  Condensed Financial
           Information.....................  Financial Highlights
       4.  General Description of
           Registrant......................  Investment Objective and Policies; Management; Other
                                             Information
       5.  Management of the
           Fund............................  Management
      5A.  Management's
           Discussion of Fund
           Performance.....................  Not Applicable
       6.  Capital Stock and Other
           Securities......................  Dividends and Federal Income Taxation; Other Information
       7.  Purchase of Securities
           Being Offered...................  How to Invest; How to Make Exchanges; Calculation of Net Asset
                                             Value; Management
       8.  Redemption or
           Repurchase......................  How to Redeem Shares; Calculation of Net Asset Value
       9.  Pending Legal
           Proceedings.....................  Not Applicable

                        G.T. INVESTMENT PORTFOLIOS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

           STATEMENT OF ADDITIONAL INFORMATION -- CLASS A AND CLASS B


ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
     History.....................  Cover Page
13. Investment Objective
     and Policies................  Investment Objective and Policies; Investment Limitations
14. Management of the
     Fund........................  Trustees and Executive Officers; Management
15. Control Persons and
     Principal Holders of
     Securities..................  Trustees and Executive Officers; Management
16. Investment Advisory and
     Other Services..............  Management; Additional Information
17. Brokerage Allocation and
     Other Practices.............  Execution of Portfolio Transactions
18. Capital Stock and Other
     Securities..................  Not Applicable
19. Purchase, Redemption
     and Pricing of Securities
     Being Offered...............  Valuation of Fund Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Dividends and Federal Income Taxation
21. Underwriters.................  Management
22. Calculation of
     Performance Data............  Investment Results
23. Financial Statements.........  Financial Statements

                        G.T. INVESTMENT PORTFOLIOS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT

              STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS


ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
     History.....................  Cover Page
13. Investment Objective
     and Policies................  Investment Objective and Policies; Investment Limitations
14. Management of the
     Fund........................  Trustees and Executive Officers; Management
15. Control Persons and
     Principal Holders of
     Securities..................  Trustees and Executive Officers; Management
16. Investment Advisory and
     Other Services..............  Management; Additional Information
17. Brokerage Allocation and
     Other Practices.............  Execution of Portfolio Transactions
18. Capital Stock and Other
     Securities..................  Not Applicable
19. Purchase, Redemption
     and Pricing of Securities
     Being Offered...............  Valuation of Shares; Information Relating to
                                   Sales and Redemptions
20. Tax Status...................  Dividends and Federal Income Taxation
21. Underwriters.................  Management
22. Calculation of
     Performance Data............  Investment Results
23. Financial Statements.........  Financial Statements

                             GT GLOBAL DOLLAR FUND

                           PROSPECTUS -- JUNE 1, 1998

--------------------------------------------------------------------------------

GT GLOBAL DOLLAR FUND ("FUND") seeks maximum current income consistent with liquidity and conservation of capital. The Fund may invest in a wide variety of high quality, U.S. dollar-denominated money market instruments, including obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities; U.S. and non-U.S. corporate obligations; and instruments of U.S. and foreign banks.

There can be no assurance that the Fund will achieve its investment objective.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Fund is managed by A I M Advisors, Inc. ("AIM") and is sub-advised and sub-administered by [Chancellor GT Asset Management, Inc.] (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, San Francisco, CA 94111, or calling [(800) 824-1580]. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).


An investment in the Fund offers the following advantages:


/ / Professional Management by a Leading Investment Adviser with Offices in the
    World's Major Markets


/ / No Sales Charges on Purchases of Class A Shares

/ / Daily Dividends

/ / Automatic Dividend Reinvestment at No Sales Charge

/ / Checkwriting Privileges

/ / Low $500 Minimum Investment

/ / Automatic Investment Plan

/ / Systematic Withdrawal Plan

/ / Portfolio Rebalancing Program


FOR FURTHER INFORMATION, CALL [(800) 824-1580] OR CONTACT YOUR FINANCIAL

ADVISOR.


--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
   ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL DOLLAR FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          8
How to Invest.............................................................................         11
How to Make Exchanges.....................................................................         14
How to Redeem Shares......................................................................         16
Shareholder Account Manual................................................................         20
Calculation of Net Asset Value............................................................         21
Dividends and Federal Income Taxation.....................................................         21
Management................................................................................         22
Other Information.........................................................................         26


                               Prospectus Page 2

                             GT GLOBAL DOLLAR FUND

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Fund:                      The Fund is a diversified series of G.T. Investment Portfolios
                               (the "Company").

Investment Objective:          The Fund seeks maximum current income consistent with liquidity and conservation of capital.

Principal Investments:         The Fund invests in a wide variety of high quality U.S.
                               dollar-denominated money market instruments of U.S. and non-U.S.
                               issuers.

                               AIM and the Sub-adviser and their worldwide asset management
Investment Managers:           affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a
                               significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises [over 50]
                               investment company portfolios. On              , 1998, AMVESCAP
                               PLC acquired the Asset Management Division of Liechtenstein Global
                               Trust AG ("GT"), which included the Sub-adviser and certain other affiliates.

Alternative Purchase Plan:     Class A or Class B shares are each subject to different expenses and different exchange privileges. Each class has distinct advantages and disadvantages for different investors, and
                               investors should choose the class that best suits their
                               circumstances and objectives. See "How to Invest."

  Class A Shares:              Offered at net asset value and subject to 12b-1 service and distribution fees at the annualized rate of 0.25% of the average daily net assets of Class A shares.

                               Offered at net asset value (a maximum contingent deferred sales
  Class B Shares:              charge of 5% of the net asset value at the time of purchase or sale, whichever is less, is imposed on certain redemptions made within six years of date of purchase) and subject to 12b-1 service and distribution fees at the annualized rate of 1.00% of the average daily net assets of Class B shares. Class B shares automatically convert to Class A shares of the same Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher annual expenses than Class A shares.

Shares Available Through:      Class A and Class B shares are available through broker/dealers, banks and other financial service entities ("Financial
                               Institutions") that have entered into agreements with the Fund's distributor, A I M Distributors, Inc. ("AIM Distributors"). Shares
                               also may be acquired by sending an application directly to GT
                               Global Investor Services, Inc. (the "Transfer Agent") or through exchanges of shares as described below. See "How to Invest" and
                               "Shareholder Account Manual."


                               Prospectus Page 3

                             GT GLOBAL DOLLAR FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Exchange Privileges:           Shares may be exchanged without a sales charge for shares of the corresponding class of the other GT Global Mutual Funds, which are open-end management investment companies sub-advised by the
                               Sub-adviser. In addition, Class A shares may be exchanged for
                               Class A shares of some of the mutual funds that are advised by
                               AIM, distributed by AIM Distributors and are part of The AIM
                               Family of Funds-Registered Trademark- ("The AIM Family of Funds").
                               See "How to Make Exchanges" and "Shareholder Account Manual."

Redemptions:                   Shares may be redeemed through Financial Institutions that sell shares of the Fund or the Fund's Transfer Agent. See "How to
                               Redeem Shares" and "Shareholder Account Manual."

Dividends:                     Dividends are declared daily and paid monthly from available net investment income and any realized net short-term capital gain.

Reinvestment:                  Dividends are reinvested automatically in Fund shares of the distributing class without a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100 minimum ($25 for IRAs and reduced amounts for certain other retirement plans).

Yield:                         Quoted in the financial section of most newspapers.

Checkwriting:                  Available on Class A shares upon request
                               Unlimited number of free checks
                               $300 minimum amount per check

Other Features:

  Class A Shares:              Automatic Investment Plan
                               Systematic Withdrawal Plan
                               Portfolio Rebalancing Program

  Class B Shares:              Systematic Withdrawal Plan
                               Portfolio Rebalancing Program



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                             GT GLOBAL DOLLAR FUND

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following tables (1):


                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Sales charge on purchases of shares................................................................        None         None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum contingent deferred sales charge (as a % of net asset value at time of purchase or sale,
   whichever is less)................................................................................        None         5.0%
  Redemption charges.................................................................................        None         None
  Exchange fees......................................................................................        None         None

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees (after reimbursements)...............................       0.50%        0.50%
  12b-1 distribution and service fees (after waivers)................................................       0.00%        0.75%
  Other expenses (after reimbursements and waivers)..................................................       0.50%        0.50%
                                                                                                       -----------  -----------
Total Fund Operating Expenses (after reimbursements and waivers).....................................       1.00%        1.75%
                                                                                                       -----------  -----------
                                                                                                       -----------  -----------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES
An investor would directly or indirectly pay the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                           ONE YEAR    THREE YEARS  FIVE YEARS   TEN YEARS+
                                                                             -----     -----------     -----     -----------
Class A shares..........................................................   $      10    $      32    $      55    $     123
Class B shares
  Assuming complete redemption at end of period (4).....................          70           89          119
  Assuming no redemption................................................          18           56           96

------------------
(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies. THE "HYPOTHETICAL EXAM-PLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The above table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.
(2) The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years.
(3) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other expenses. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.00% and 1.75% of the average daily net assets of the Fund's Class A and Class B shares, respectively. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements or waivers, "Investment Management and Administration Fees," "12b-1 distribution and service fees," "Other Expenses" and "Total Fund Operating Expenses" would have been 0.50%, 0.25%, 0.53%, and 1.28%, respectively, for Class A shares and 0.50%, 1.00%, 0.53%, and 2.03%, respectively, for Class B shares. The Fund also offers Advisor Class shares, which are not subject to 12b-1 distribution and service fees, to certain categories of investors. See "How to Invest."
(4)  Assumes deduction of the applicable contingent deferred sales charge.
+ For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.


                               Prospectus Page 5

                             GT GLOBAL DOLLAR FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and notes thereto included in the Statement of Additional Information. The financial statements and notes for the
fiscal year ended December 31, 1997, have been audited by        independent
accountants, whose report thereon also appears in the Statement of Additional Information. Information presented below for the fiscal years ended December 31, 1988 to 1991 was audited by other auditors that served as the Fund's independent accountants for those periods.

                                                                               CLASS A+
                                          ----------------------------------------------------------------------------------
                                                                         YEAR ENDED DEC. 31,
                                          ----------------------------------------------------------------------------------
                                             1997        1996        1995        1994        1993        1992        1991
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................  $    0.045  $    0.044  $    0.050  $    0.032  $    0.022  $    0.028  $    0.051
Distributions from net investment
 income.................................      (0.045)     (0.044)     (0.050)     (0.032)     (0.022)     (0.028)     (0.051)
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total Investment Return (b).............       4.62%       4.50%       5.08%       3.30%        2.2%        2.8%        5.1%
Ratios and supplemental data:
Net assets at end of the period (in
 000's).................................    $186,611    $392,623    $183,761    $320,858     $87,822     $81,674     $70,295
Ratio of net investment income to
 average net assets:
  With expense waivers and reductions
   (a)..................................       4.50%       4.39%       4.94%       3.40%       2.17%       2.78%       5.10%
  Without expense waivers and reductions
   (a)..................................       4.20%       4.08%       4.66%       3.15%       1.46%       2.47%       4.90%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................       0.98%       0.99%       0.97%       0.92%       1.00%       1.25%       1.25%
  Without expense waivers and reductions
   (a)..................................       1.28%       1.30%       1.25%       1.17%       1.72%       1.56%       1.45%


                                             1990
                                          ----------
Net investment income...................  $    0.069
Distributions from net investment
 income.................................      (0.069)
                                          ----------
Net asset value (unchanged during the
 period)................................  $     1.00
                                          ----------
                                          ----------
Total Investment Return (b).............        6.9%
Ratios and supplemental data:
Net assets at end of the period (in
 000's).................................    $123,218
Ratio of net investment income to
 average net assets:
  With expense waivers and reductions
   (a)..................................       6.95%
  Without expense waivers and reductions
   (a)..................................       6.64%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................       1.25%
  Without expense waivers and reductions
   (a)..................................       1.56%

------------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
(a)  Annualized for periods of less than one year.
(b)  Not annualized.

                               Prospectus Page 6

                             GT GLOBAL DOLLAR FUND

                                                 CLASS A+                                 CLASS B++
                                          ----------------------  ----------------------------------------------------------
                                                                                                                   APRIL 1,
                                           YEAR ENDED DEC. 31,                                                       1993
                                                                               YEAR ENDED DEC. 31,                    TO
                                          ----------------------  ----------------------------------------------   DEC. 31,
                                             1989        1988        1997        1996        1995        1994        1993
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................  $    0.075  $    0.058  $    0.038  $    0.037  $    0.040  $    0.025  $   0.010
Distributions from net investment
 income.................................      (0.075)     (0.058)     (0.038)     (0.037)     (0.040)     (0.025)    (0.010 )
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $    1.00
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total Investment Return (b).............        7.6%        5.9%       3.84%       3.73%       4.29%       2.53%       1.4%
Ratios and supplemental data:
Net assets at end of the period (in
 000's).................................     $13,143     $11,628     $83,498    $128,308     $99,151    $109,936     $3,478
Ratio of net investment income to
 average net assets:
  With expense waivers and reductions
   (a)..................................       7.60%       5.72%       3.75%       3.64%       4.19%       2.65%      1.42%
  Without expense waivers and reductions
   (a)..................................       7.17%         --%       3.45%       3.33%       3.91%       2.40%      0.86%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................       1.19%       1.03%       1.73%       1.74%       1.72%       1.67%      1.75%
  Without expense waivers and reductions
   (a)..................................       1.62%         --%       2.03%       2.05%       2.00%       1.92%      2.31%

------------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

(a) Annualized for periods of less than one year.

(b) Not annualized.
                         ------------------------------

                                                                                                   AVERAGE MONTHLY
                                                                                                      NUMBER OF
                                                                             AVERAGE AMOUNT          REGISTRANT'S
                                                     AMOUNT OF DEBT              OF DEBT                SHARES
                                     YEAR            OUTSTANDING AT            OUTSTANDING           OUTSTANDING
                                    ENDED             END OF PERIOD         DURING THE PERIOD     DURING THE PERIOD
                              ------------------  ---------------------  -----------------------  ------------------
GT Global Dollar Fund.......   December 31, 1997        $       0               $       0              282,435,505


                               AVERAGE AMOUNT OF
                                DEBT PER SHARE
                               DURING THE PERIOD
                              -------------------
GT Global Dollar Fund.......       $  0.0000


                               Prospectus Page 7

                             GT GLOBAL DOLLAR FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

The Fund's investment objective is to seek maximum current income consistent with liquidity and conservation of capital. The Fund seeks this objective by investing in high quality, U.S. dollar-denominated money market instruments, i.e., debt obligations with remaining maturities of 13 months or less.

The Fund seeks to maintain a net asset value of $1.00 per share. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized below.

In accordance with Rule 2a-7, the Fund will (i) maintain a dollar-weighted average portfolio maturity of 90 days or less and (ii) purchase only instruments having remaining maturities of 13 months or less.


The Fund will invest only in high quality, U.S. dollar-denominated money market instruments determined by the Sub-adviser to present minimal credit risks in accordance with procedures established by the Company's Board of Trustees (the "Board"). To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest rating categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or one, if only one such NRSRO has rated the security) or, if the issuer has no applicable short-term rating, determined by the Sub-adviser to be of equivalent credit quality.



High quality securities are divided into "first tier" and "second tier" securities. The Fund will invest only in first tier securities. First tier securities have received the highest rating for short-term debt from at least two NRSROs, i.e., rated not lower than A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or P-1 by Moody's Investors Service, Inc. ("Moody's") (or one, if only one such NRSRO has rated the security) or, if unrated, are determined to be of equivalent quality as described above. If a security has been assigned different ratings by different NRSROs, at least two NRSROs must have assigned the higher rating in order for the Sub-adviser to determine the security's eligibility for purchase by the Fund.


The rating criteria of S&P and Moody's, two NRSROs currently rating instruments of the type the Fund may purchase, are more fully described in "Description of Debt Ratings" in the Statement of Additional Information.

PERMITTED INVESTMENTS. The Fund may invest in the following types of money market instruments:

/ / OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. AND FOREIGN GOVERNMENTS, THEIR
    AGENCIES AND INSTRUMENTALITIES. These include: direct obligations of the U.S. Treasury, such as Treasury bills and notes; obligations backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association; obligations supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) and the Tennessee Valley Authority; and similar U.S.-dollar denominated instruments of foreign governments, their agencies, authorities and instrumentalities.

/ / OBLIGATIONS OF U.S. AND NON-U.S. BANKS, including certificates of deposit, bankers' acceptances and similar instruments, when such banks have total assets at the time of purchase equal to at least $1 billion.

/ / INTEREST-BEARING DEPOSITS IN U.S. COMMERCIAL AND SAVINGS BANKS having total assets of $1 billion or less, in principal amounts at each such bank not greater than are insured by an agency of the U.S. government, provided that the aggregate amount of such deposits (including interest earned) does not exceed 5% of the Fund's assets.


/ / COMMERCIAL PAPER AND OTHER SHORT-TERM DEBT OBLIGATIONS OF U.S. AND FOREIGN
    COMPANIES, rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, determined by the Sub-adviser to be of equivalent quality, provided that any outstanding intermediate- or long-term debt of the issuer is rated at least AA by S&P or Aa by Moody's. These instruments may include corporate bonds and notes


                               Prospectus Page 8

                             GT GLOBAL DOLLAR FUND
    (corporate obligations that mature, or that may be redeemed, in one year or less). These corporate obligations include variable rate master notes, which are redeemable upon notice and permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument.


/ / REPURCHASE AGREEMENTS SECURED BY ANY OF THE FOREGOING. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund will enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Board. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will not enter into repurchase agreements with maturities of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid securities.



INVESTMENT TECHNIQUES. In managing the Fund, the Sub-adviser may employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average weighted maturity of the Fund's portfolio within the limitations described above. Determinations to use such techniques will be based on the Sub-adviser's identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions and shifts in fiscal and monetary policy. The Sub-adviser also may seek to improve the Fund's yield by purchasing or selling securities in order to take advantage of yield disparities that regularly occur in the market. For example, frequently there are yield disparities between different types of money market instruments, and market conditions from time to time result in similar securities trading at different prices.


RISKS AND OTHER CONSIDERATIONS. Investors should recognize that in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates; conversely, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower than those rates. Also, when interest rates are falling, the net new money flowing into the Fund from the net sale of its shares likely will be invested in instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing its yield. The opposite generally will be true in periods of rising interest rates. The Fund is designed to provide maximum current income consistent with the liquidity and safety of principal afforded by investment in a portfolio of high quality money market instruments; the Fund's yield may be lower than that produced by funds investing in lower quality and/or longer-term securities.

Although the Fund may invest in instruments of non-U.S. issuers, all such instruments will be denominated in U.S. dollars and will be first tier securities. Obligations of non-U.S. issuers are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Nonetheless, these instruments present risks that are different from those presented by investment in instruments of U.S. issuers. Obligations of foreign entities may be subject to certain sovereign risks, including adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, interest limitations, currency controls, foreign withholding taxes, and expropriation or nationalization of foreign issuers and their assets. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic issuers. Accordingly, while the Fund's ability to invest in these instruments may provide it with the potential to produce a higher yield than money market funds investing solely in instruments of domestic issuers, the Fund presents greater risk than such other funds.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The yield of these securities varies in relation to changes in specific money market rates such as the prime rate. These changes are reflected in adjustments to the yields of the

                               Prospectus Page 9

                             GT GLOBAL DOLLAR FUND

variable and floating rate securities, and different securities may have different adjustment rates. To the extent that the Fund invests in such variable and floating rate securities, it is the Sub-adviser's view that the Fund may be able to take advantage of the higher yield that is usually paid on longer-term securities. The Sub-adviser further believes that the variable and floating rates paid on such securities may substantially reduce the wide fluctuations in market value caused by interest rate changes and other factors which are typical of longer-term debt securities.


OTHER INFORMATION. The Fund may acquire participation interests in securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others. Pending investment of proceeds from new sales of Fund shares or for temporary defensive purposes, the Fund may hold any portion of its assets in cash. The Fund may borrow money from banks as a temporary measure (a) for extraordinary or emergency purposes in amounts up to 5% of its net assets (taken at market value) or (b) in amounts up to 33 1/3% of its net assets in order to meet redemption requests. The Fund will not purchase securities while borrowings remain outstanding. The Fund may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities).

The Fund's investment objective and policies with respect to borrowing as stated above are fundamental and may not be changed without the approval of a majority of its outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of its outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein are not fundamental and may be changed by vote of the Board without shareholder approval.

On December 29, 1992, the shareholders of the Fund approved modifications to the Fund's investment policies and limitations that authorize the Board to effect a change in the operating structure of the Fund, so that it may transfer all of its investable assets to the Global Dollar Portfolio ("Portfolio"), an open-end management investment company with substantially the same investment objective, limitations and policies as the Fund. The Portfolio may serve as the investment vehicle for different entities that have the same investment objective and policies as the Fund. By investing in the Portfolio rather than maintaining its own portfolio of securities, the Fund would expect to realize certain economies of scale that would arise as additional investors invest their assets in the Portfolio. There is no assurance that institutional investors will invest in the Portfolio or that any of these expected benefits would actually be realized by the Fund. Implementation of this new operating structure will only occur upon approval of the Board.


If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


                               Prospectus Page 10

                             GT GLOBAL DOLLAR FUND

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. The Fund is authorized to issue three classes of shares. Class A shares are sold to investors with no sales charge, while Class B shares may be obtained only through an exchange of Class B shares of other GT Global Mutual Funds, except with respect to investors participating in the Portfolio Rebalancing Program described below. The third class of shares of the Fund, the Advisor Class, may be offered through a separate prospectus only to certain investors.


Class A shares of the Fund may be purchased through Financial Institutions, some of which may charge the investor a transaction fee. Some of these Financial Institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by the Transfer Agent before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the Fund's net asset value per share determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by the Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. Financial Institutions are responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.



The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount). The minimum for additional purchases is $100 ($25 for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). Prior to receipt of Federal Funds, an investor's money will not be invested. "Federal Funds" are monies held on deposit at a Federal Reserve Bank that are available for the Fund's immediate use. Purchases by check or negotiable bank draft normally take two business days to be converted into Federal Funds. Shares begin accruing income dividends on the day following the date of purchase. THE FUND AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."



PURCHASES THROUGH THE TRANSFER AGENT. After an initial investment is made and a shareholder account is established through a Financial Institution, at the investor's option, subsequent purchases may be made directly through the Transfer Agent. See "Shareholder Account Manual." Investors may also make an initial investment in the Fund and establish a shareholder account directly through GT Global by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the net asset value next determined after the Transfer Agent has received the Account Application and check and Federal Funds become available to the Fund. Subsequent investments do not need to be accompanied by an application.



Investors also may purchase shares of the Fund by bank wire. Bank wire purchases will be effected at the net asset value next determined after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent


                               Prospectus Page 11

                             GT GLOBAL DOLLAR FUND
that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

CERTIFICATES. In the interest of economy and convenience, the Fund does not issue physical certificates representing its shares. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders have the same rights of ownership as if certificates had been issued to them.

DIFFERENCES BETWEEN THE CLASSES. The primary differences between the classes of the Fund's shares offered through this Prospectus lie in their ongoing expenses and role as exchange vehicles for the corresponding classes of shares of the GT Global Mutual Funds, as summarized below. Class A and Class B shares of the Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its 12b-1 distribution plan and has exclusive voting rights with respect to such plan, each class can experience other minor expense differences and, in addition to different sales charges, each class has a separate exchange privilege. Class A shares are available for purchase directly by investors. Except for investors participating in the Portfolio Rebalancing Program, Class B shares may be purchased only through an exchange of Class B shares of other GT Global Mutual Funds.

Dividends paid by the Fund with respect to Class A and Class B shares are calculated in the same manner and at the same time. The per share dividends on Class B shares will be lower than the per share dividends on Class A shares as a result of the higher 12b-1 service and distribution fees applicable to Class B shares.

The decision as to which class of shares is more beneficial to an investor depends on the amount invested, the intended length of time the investment is held and the investor's personal situation. Consult your financial adviser.


[ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to [(a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of the program an annual fee of at least
 .50% of the assets in the account; (d) accounts advised by one of the companies composing or affiliated with AMVESCAP PLC; and (e) any of those companies.]



AUTOMATIC INVESTMENT PLAN. Investors may purchase Class A shares of the Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 or more for IRAs, Code
Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or AIM Distributors for more information.


PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the GT Global Mutual Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of GT Global Mutual Fund(s) that have appreciated most during the period being exchanged for shares of GT Global

                               Prospectus Page 12

                             GT GLOBAL DOLLAR FUND
Mutual Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.


                               Prospectus Page 13

                             GT GLOBAL DOLLAR FUND

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Fund shares may be exchanged for shares of the same class of any other GT Global Mutual Fund, based on their respective net asset values, provided that the registration remains identical. The exchange of Class B shares will not be subject to a contingent deferred sales charge. See "Dividends and Federal Income Taxation." Class A shares of the Fund also may be exchanged for Class A shares of funds of The AIM Family of Funds and for AIM Cash Reserve Shares of the AIM Money Market Fund. However, purchases of Class A shares of GT Global Mutual Funds of $1,000,000 or more that are subject to a contingent deferred sales charge may not be exchanged for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund, or AIM Tax-Exempt Cash Fund. Exchanges into The AIM Family of Funds will be based on their respective net asset values, provided that the registration remains identical. For Class A shares, a sales load will apply to exchanges from the Fund into another GT Global Mutual Fund or a fund of The AIM Family of Funds; however, no sales load will be charged if the exchanged shares were acquired as a result of a previous exchange from another GT Global Mutual Fund.



EXCHANGES OF CLASS B SHARES. Although currently no exchanges are permitted between the Fund and funds of The AIM Family of Funds with respect to Class B shares, the Board of Trustees anticipates that such exchanges will be offered on or about October 1, 1998.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." The GT Global Mutual Funds and The AIM Family of Funds include the following:



  - AIM ADVISOR FLEX FUND


  - AIM ADVISOR INTERNATIONAL VALUE FUND


  - AIM ADVISOR LARGE CAP VALUE FUND


  - AIM ADVISOR MULTIFLEX FUND


  - AIM ADVISOR REAL ESTATE FUND


  - AIM AGGRESSIVE GROWTH FUND


  - AIM ASIAN GROWTH FUND


  - AIM BALANCED FUND


  - AIM BLUE CHIP FUND


  - AIM CAPITAL DEVELOPMENT FUND


  - AIM CHARTER FUND


  - AIM CONSTELLATION FUND


  - AIM EUROPEAN DEVELOPMENT FUND


  - AIM GLOBAL AGGRESSIVE GROWTH FUND


  - AIM GLOBAL GROWTH FUND


  - AIM GLOBAL INCOME FUND


  - AIM GLOBAL UTILITIES FUND


  - AIM HIGH INCOME MUNICIPAL FUND


  - AIM HIGH YIELD FUND


  - AIM INCOME FUND


  - AIM INTERMEDIATE GOVERNMENT FUND


  - AIM INTERNATIONAL EQUITY FUND


  - AIM LIMITED MATURITY TREASURY FUND


  - AIM MONEY MARKET FUND


  - AIM MUNICIPAL BOND FUND


  - AIM SELECT GROWTH FUND


  - AIM TAX-EXEMPT BOND FUND OF CONNECTICUT


  - AIM TAX-EXEMPT CASH FUND


  - AIM TAX-FREE INTERMEDIATE FUND


  - AIM VALUE FUND


  - AIM WEINGARTEN FUND


  - GT GLOBAL AMERICA SMALL CAP GROWTH FUND


  - GT GLOBAL AMERICA MID CAP GROWTH FUND


  - GT GLOBAL AMERICA VALUE FUND


  - GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - GT GLOBAL DEVELOPING MARKETS FUND


  - GT GLOBAL DOLLAR FUND


  - GT GLOBAL EMERGING MARKETS FUND


  - GT GLOBAL EUROPE GROWTH FUND


  - GT GLOBAL FINANCIAL SERVICES FUND


  - GT GLOBAL GOVERNMENT INCOME FUND


  - GT GLOBAL GROWTH & INCOME FUND


  - GT GLOBAL HEALTH CARE FUND


  - GT GLOBAL HIGH INCOME FUND


  - GT GLOBAL INFRASTRUCTURE FUND


  - GT GLOBAL INTERNATIONAL GROWTH FUND


  - GT GLOBAL JAPAN GROWTH FUND


  - GT GLOBAL LATIN AMERICA GROWTH FUND


  - GT GLOBAL NATURAL RESOURCES FUND


  - GT GLOBAL NEW DIMENSION FUND


  - GT GLOBAL NEW PACIFIC GROWTH FUND


  - GT GLOBAL STRATEGIC INCOME FUND


  - GT GLOBAL TELECOMMUNICATIONS FUND


  - GT GLOBAL WORLDWIDE GROWTH FUND


If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value determined that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.

An investor interested in making an exchange should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the

                               Prospectus Page 14

                             GT GLOBAL DOLLAR FUND
other GT Global Mutual Fund(s) being considered. Certain Financial Institutions may charge a fee for handling exchanges.


EXCHANGES BY TELEPHONE. A shareholder may give exchange information to the shareholder's Financial Institution or to the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


EXCHANGES BY MAIL. Exchange orders should be sent by mail to the shareholder's Financial Institution or to the Transfer Agent at the address set forth in the Shareholder Account Manual.


LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, the Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 15

                             GT GLOBAL DOLLAR FUND

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


As described below, Class A shares may be redeemed without charge at net asset value. Class B shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge ("CDSC")). A shareholder's holding period of Class B shares of the Fund, as well as his or her holding period of Class B shares of any other GT Global Mutual Fund exchanged to purchase Class B shares of the Fund, will be credited for purposes of measuring the CDSC. Except for investors participating in the Program, Class B shares may be obtained only through an exchange of Class B shares of other GT Global Mutual Funds. Shareholders with accounts at broker/dealers that sell shares of the Fund may redeem shares through such broker/dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares, Class A shares will be redeemed first unless the shareholder specifically requests otherwise. Shareholders also may redeem shares by writing checks against their Fund accounts.



Class B shares may be redeemed on any business day at the net asset value per share next determined following receipt of the redemption order, less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.



                              CONTINGENT DEFERRED SALES
                                CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE     AMOUNT SUBJECT TO CHARGE
---------------------------  ---------------------------
First......................              5%
Second.....................              4%
Third......................              3%
Fourth.....................              3%
Fifth......................              2%
Sixth......................              1%
Seventh and Following......             None



In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


For example, assume an investor purchased 100 Class B shares of another GT Global Mutual Fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares of that Fund through dividend reinvestment. The investor then decides to exchange his or her shares of the other GT Global Mutual Fund for Class B shares of the Fund. At the time of exchange, the original Fund's shares had a net asset value of $11 per share, for a total value of $1,265. Accordingly, the investor acquires 1,265 shares of the Fund. The shareholder then acquires 50 additional shares of the Fund through dividend reinvestment. Subsequently, in the third year after the original purchase, the investor decides to redeem $500 of his or her investment. The CDSC would not be applied to the value of any of the reinvested shares. Therefore, $185 of the $500 redemption proceeds ($500 minus $315) would be charged at a rate of 3% (the applicable rate in the third year after purchase) for a total contingent deferred sales charge of $5.55.


Class B shares that are acquired pursuant to the exchange privilege during a tender offer by GT Global Floating Rate Fund, Inc. ("Floating Rate Fund") will be subject, in lieu of the CDSC described above, to a CDSC equivalent to the early withdrawal charge on the common stock of the Floating Rate Fund. The purchase of Class B shares of the Fund will be deemed to have occurred at the time of the initial purchase of the Floating Rate Fund's common stock.



CONTINGENT DEFERRED SALES CHARGE WAIVERS. Contingent deferred sales charges on Class B shares will be waived on redemptions (1) following the


                               Prospectus Page 16

                             GT GLOBAL DOLLAR FUND

death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code
Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans'), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a GT Global Mutual Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in this Prospectus of such GT Global Mutual Fund, and (5) effected by AIM of its investment in Class B shares.



Waiver category (1) above applies only to redemptions of Class B shares held at the time of death or initial determination of post-purchase disability. Waiver category (2) above applies only to redemptions resulting from:



(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular GT Global Mutual Fund;



(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;



(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B shares of one or more GT Global Mutual Funds;



(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and



(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.



Shareholders who purchased Class B shares prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "Information Relating to Sales and Redemptions -- Sales Charge Waivers for Shares Purchased Prior to June 1, 1998."



CONVERSION OF CLASS B SHARES. Class B shares automatically will convert into Class A shares of the same Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Following such conversion of Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares.


REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value (less any applicable contingent deferred sales charge for Class B shares) next determined after the Transfer Agent has received the request or after an Authorized Institution has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed in the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Fund's signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should

                               Prospectus Page 17

                             GT GLOBAL DOLLAR FUND
request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required.

CHECKWRITING. Shareholders may redeem Class A shares by writing checks, a supply of which may be obtained through the Transfer Agent, against their Fund accounts. The minimum check amount is $300. When the check is presented to the Transfer Agent for payment, it will cause the Fund to redeem a sufficient number of Class A shares to cover the amount of the check. This procedure enables the shareholder to continue receiving dividends on those shares until the check is presented to the Transfer Agent for payment. Cancelled checks are not returned; however, shareholders may obtain photocopies of their cancelled checks upon request. If a Class A shareholder does not own sufficient Class A shares to cover a check, the check will be returned to the payee marked "not sufficient funds." Checks written in amounts less than $300 also will be returned. The Fund and the Transfer Agent reserve the right to terminate or modify the checkwriting service at any time or to impose a service charge in connection therewith.

Because the aggregate amount of Class A shares owned by a shareholder is likely to change each day, shareholders should not attempt to redeem all Class A shares held in their accounts by using the check redemption procedure. Charges may be imposed for specially imprinted checks, business checks, copies of cancelled checks, stop payment orders, checks returned because of "not sufficient funds" and checks returned because they are written for less than $300; these charges will be paid by redeeming automatically an appropriate number of Class A shares.

Class A shareholders who are interested in checkwriting should obtain the necessary forms by calling the Transfer Agent at the number provided in the Shareholder Account Manual. Checkwriting generally is not available to persons who hold Class A shares in tax-deferred retirement plan accounts.

Checkwriting is not available to redeem Class B shares.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No CDSC will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in

                               Prospectus Page 18

                             GT GLOBAL DOLLAR FUND
the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or the Transfer Agent for more information. Systematic withdrawal plans offered by Financial Institutions may have different features. Accordingly, shareholders should contact their Financial Institution for more details.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her Financial Institution or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.


If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

The Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100 or more).

                               Prospectus Page 19

                             GT GLOBAL DOLLAR FUND

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their Financial Institutions. Shareholders also may place such orders directly through GT Global in accordance with this Manual. See "How to Invest," "How to Make Exchanges" and "How to Redeem Shares" for more information.

The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global Mutual Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 20

                             GT GLOBAL DOLLAR FUND

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. There can be no assurance, however, that it will be able to do so. The value of each share of the Fund is computed by dividing its net assets by the number of its outstanding shares. "Net assets" equal the value of the Fund's investments and other assets less its liabilities. The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Net asset value is determined separately for each class of the Fund's shares.

The Fund values its portfolio securities using the amortized cost method of valuation, pursuant to which the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over its remaining life. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the Board.

--------------------------------------------------------------------------------

                                 DIVIDENDS AND
                            FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly from the Fund's net investment income and any realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses). The Fund's net investment income includes accrued interest and earned discount (including both original issue and market discounts), less amortization of premium and applicable expenses. Fund shares begin to earn dividends on the day following the day on which Federal Funds become available. Dividends paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share dividends on Class B shares will be lower than the per share dividends on Class A shares as a result of the higher 12b-1 service and distribution fees applicable to the Class B shares; the per share dividends on both such classes of shares will be lower than the per share dividends on the Advisor Class shares as a result of the absence of any 12b-1 service and distribution fees applicable to Advisor Class shares.

Dividends are automatically reinvested in Fund shares of the distributing class unless the investor has elected to receive them in cash. Cash payments may be elected on the Account Application located at the end of this Prospectus or through the investor's broker/dealer. Reinvestments in the corresponding class of shares of another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. An election to receive dividends in additional shares or in cash may be changed at any time, but, to be effective for a particular dividend, the investor or the investor's broker/dealer must notify the Transfer Agent at least fifteen Business Days prior to the payment date. Shares earn dividends on the day of redemption. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

The Fund does not expect to realize long-term capital gain and thus does not anticipate payment of any capital gain distributions.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting of net investment income and any net short-term

                               Prospectus Page 21

                             GT GLOBAL DOLLAR FUND
capital gain) that is distributed to its shareholders. Those distributions are taxable to the Fund's shareholders as ordinary income to the extent of its earnings and profits, whether they are received in cash or reinvested in additional shares.

The Fund provides federal income tax information to its shareholders annually, including information about dividends paid during the preceding year.

The Fund must withhold 31% of all dividends payable to any individuals and certain other noncorporate shareholders who (1) have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9 or (2) otherwise are subject to backup withholding.

Taxpayer identification numbers may be furnished on the Account Application provided at the end of this Prospectus. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders. See "Dividends and Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

--------------------------------------------------------------------------------


                                   MANAGEMENT


--------------------------------------------------------------------------------


The Company's Board of Trustees has overall responsibility for the operation of the Fund. The Company's Board of Trustees has approved all significant agreements between the Company on the one side and persons or companies furnishing services to the Fund on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the agreement with State Street Bank and Trust Company as the custodian and the transfer agency agreement with GT Global Investors Services, Inc., an affiliate of the Sub-adviser. The day-to-day operations of the Fund are delegated to the officers of the Company, subject always to the objective and policies of the Fund and to the general supervision of the Company's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Fund's investment managers and administrators include determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM management and administration fees, computed daily and paid monthly, at the annualized rate of 0.50% of the Fund's average daily net assets. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than that paid by most mutual funds. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses) to the annual rate of 1.00% and 1.75% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services, the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.


                               Prospectus Page 22

                             GT GLOBAL DOLLAR FUND


AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Fund pursuant to a master investment advisory
agreement, dated as of               , 1998 (the "Advisory Agreement"). AIM was
organized in 1976 and, together with its subsidiaries, manages or advises [over 50] investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory
agreement dated as of               , 1998. On May   , 1998, Liechtenstein
Global Trust AG ("GT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired GT's Asset Management Division, which includes the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the GT Global Mutual Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world in seeking each Fund's investment objective.



The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                               GLOBAL DOLLAR FUND


                                  RESPONSIBILITIES FOR                        BUSINESS EXPERIENCE
NAME/OFFICE                             THE FUND                                LAST FIVE YEARS
------------------------------  ------------------------  ------------------------------------------------------------
Cheng-Hock Lau                  Portfolio Manager since   Mr. Lau has been Chief Investment Officer for Global Fixed
 New York                        1998                      Income for the Sub-adviser since October 1996, and was a
                                                           Senior Portfolio Manager for global/international fixed
                                                           income for the Sub-adviser from July 1995 to October 1996.
                                                           From July 1995 to October 1996, Mr. Lau was employed by
                                                           Chancellor Capital Management, Inc. ("Chancellor Capital"),
                                                           a predecessor of the Sub-adviser. Mr. Lau was a Senior Vice
                                                           President and Senior Portfolio Manager for Fiduciary Trust
                                                           Company International from 1993 to 1995, and Vice President at Bankers Trust Company from 1991 to 1993.

Heide Koch                      Portfolio Manager since   Ms. Koch has been a Portfolio Manager for the Sub- adviser
 New York                        1997                      since October 1996. From 1991 to October 1996 Ms. Koch was employed by Chancellor Capital.



In placing orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected.



DISTRIBUTION OF FUND SHARES. The Company has entered into master distribution agreements relating


                               Prospectus Page 23

                             GT GLOBAL DOLLAR FUND

to the Fund (the "Distribution Agreements"), dated               , 1998, with
AIM Distributors, a registered broker/dealer and a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. The Distribution Agreements provide AIM Distributors with the exclusive rights to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreements, AIM Distributors acts as the distributor of Class A and Class B shares of the Fund.



AIM Distributors, at its own expense, may provide promotional incentives to broker/dealers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers. In addition, AIM Distributors makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.



In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the GT Global Mutual Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable GT Global Mutual Fund's shares or the amount that any particular GT Global Mutual Fund will receive as proceeds from such sales. Dealers may not use sales of the GT Global Mutual Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $l7 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.



AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the GT Global Mutual Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.



The Company has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund. Under the Class A Plan, the Company compensates AIM Distributors an aggregate amount of 0.50% of the average daily net assets of Class A shares of the Fund.


                               Prospectus Page 24

                             GT GLOBAL DOLLAR FUND


The Company also has adopted a Master Distribution Plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets of Class B shares of the Fund.



The Class A Plan and the Class B Plan (together, the "Plans") are designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement a dealer incentive program that provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A and Class B shares of the Fund. Payments also can be directed by AIM Distributors to selected dealers and financial institutions who have entered into service agreements with respect to Class A and Class B shares of the Fund and who provide continuing personal services to their customers who own Class A and Class B shares of the Fund. The service fees payable to selected dealers and financial institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's or dealer's customers' accounts that were purchased on or after a prescribed date set forth in the Plans. Any amounts not payable as a service fee would constitute an asset-based sales charge. Payments under the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.



The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.



Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.



Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund, in making such payments. For additional information concerning the operation of the Plans see the Statement of Additional Information.



The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/dealer affiliates of banks also may execute dealer agreements with GT Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


                               Prospectus Page 25

                             GT GLOBAL DOLLAR FUND

                               OTHER INFORMATION

--------------------------------------------------------------------------------

STATEMENTS AND REPORTS TO SHAREHOLDERS. Shareholders receive monthly statements from the Transfer Agent detailing account transactions, such as an additional investment, redemption or the payment of a dividend. Shortly after the end of the Fund's fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and contain its financial statements. In addition, the federal income status of dividends paid by the Fund to its shareholders is reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Delaware business trust on May , 1998. Prior to June 1, 1998,the Company operated under the name of "G.T. Investment Portfolios, Inc.," a Maryland corporation organized in 1981. From time to time, the Board may, at its discretion, establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares.



Pursuant to the Company's Declaration of Trust, it may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Trustees. Each share of the Fund is equal in earnings, assets and voting privileges except that each class has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



Fund shares are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights. Shares may be voted on the election of Trustees and on other matters submitted to the vote of Fund shareholders. If one or more additional funds were established, on any matter submitted to a vote of shareholders, shares of each fund would be voted by that fund's shareholders individually when the matter affected the specific interest of that fund only, such as approval of that fund's investment advisory arrangements. In addition, shares of the Fund may vote on matters affecting only that class. The shares of all the Company's funds would be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Company's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund at
(800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. From time to time the Fund may advertise its "yield" and "effective yield" in advertisements or promotional materials ("Performance Advertisements"). Both yield and effective yield are calculated separately for Class A, Class B and Advisor Class shares of the Fund. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The "yield" of the Fund refers to the income generated by an investment in

                               Prospectus Page 26

                             GT GLOBAL DOLLAR FUND
the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund's "yield" and "effective yield" may reflect expenses after reimbursement pursuant to an undertaking that may be in effect. See "Management." The Statement of Additional Information describes the methods used to calculate the Fund's yield and effective yield.

In Performance Advertisements, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five-, and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as to the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and capital gain distributions.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return; it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the GT Global Mutual Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the GT Global Mutual Funds and their shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of GT Global Mutual Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will ensure that any systems subsequently acquired are year 2000 compliant.



TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM and maintains offices at California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, CA 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of the Fund's assets.

                               Prospectus Page 27

                             GT GLOBAL DOLLAR FUND


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C., 20036-1800, acts as counsel to the Company. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser and the Transfer Agent in connection with other matters.



INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants
are                        , One Post Office Square, Boston, MA 02109.
                       conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 28

                             GT GLOBAL DOLLAR FUND

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL DOLLAR FUND

                                GT GLOBAL FUNDS


  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN A CONCENTRATION OF INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT [1-800-824-1580.]


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL DOLLAR FUND, A I M ADVISORS, INC., [CHANCELLOR LGT ASSET MANAGEMENT, INC.,] G.T. INVESTMENT PORTFOLIOS OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                   DOLPR704016MC

                      GT GLOBAL DOLLAR FUND: ADVISOR CLASS

                           PROSPECTUS -- JUNE 1, 1998

--------------------------------------------------------------------------------

GT GLOBAL DOLLAR FUND ("FUND") seeks maximum current income consistent with liquidity and conservation of capital. The Fund may invest in a wide variety of high quality, U.S. dollar-denominated money market instruments, including obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities; U.S. and non-U.S. corporate obligations; and instruments of U.S. and foreign banks.

There can be no assurance that the Fund will achieve its investment objective.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


The Fund is managed by A I M Advisors, Inc. ("AIM") and are sub-advised and sub-administered by [Chancellor GT Asset Management, Inc.] (the "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge and without a Rule 12b-1 charge.


This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated June 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Fund at 50 California Street, San Francisco, CA 94111, or calling [(800) 824-1580]. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).


An investment in the Fund offers the following advantages:


/ / Professional Management by a Leading Investment Adviser with Offices in the
    World's Major Markets


/ / Daily Dividends

/ / Automatic Dividend Reinvestment at No Sales Charge

/ / Portfolio Rebalancing Program


FOR FURTHER INFORMATION, CALL [(800) 824-1580] OR CONTACT YOUR

FINANCIAL ADVISOR.


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
   ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL DOLLAR FUND


                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          8
How to Invest.............................................................................         11
How to Make Exchanges.....................................................................         13
How to Redeem Shares......................................................................         14
Shareholder Account Manual................................................................         16
Calculation of Net Asset Value............................................................         17
Dividends and Federal Income Taxation.....................................................         17
Management................................................................................         18
Other Information.........................................................................         20


                               Prospectus Page 2

                             GT GLOBAL DOLLAR FUND


                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.


The Fund:                      The Fund is a diversified series of G.T. Investment Portfolios
                               (the "Company").
Investment Objective:          The Fund seeks maximum current income consistent with liquidity and conservation of capital.
Principal Investments:         The Fund invests in a wide variety of high quality U.S.
                               dollar-denominated money market instruments of U.S. and non-U.S.
                               issuers.
                               AIM and the Sub-adviser and their worldwide asset management
Investment Managers:           affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a
                               significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its affiliates, currently advises [over 50]
                               investment company portfolios. On          1998, AMVESCAP PLC
                               acquired the Asset Management Division of Liechtenstein Global
                               Trust AG ("GT"), which include the Sub-adviser and certain other affiliates.
                               Advisor Class shares are offered through this Prospectus to [(a)
                               trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at
Advisor Class Shares:          least 1,000 employees; (b) any account with assets of at least
                               $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account
                               ("Advisory Account"); (c) any account with assets of at least
                               $10,000 if (i) such account is established under a "wrap fee"
                               program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with AMVESCAP PLC; and (e) any of the companies composing or affiliated with AMVESCAP PLC.]
Shares Available Through:      Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with the Fund's distributor, A I M Distributors, Inc. ("AIM Distributors") or
                               certain of its affiliates. Shares also may be acquired by sending an application directly to GT Investor Services, Inc. (the
                               "Transfer Agent") or through exchanges of shares as described below. See "How to Invest" and "Shareholder Account Manual."
Exchange Privileges:           Advisor Class shares may be exchanged for Advisor Class shares of the other GT Global Mutual Funds, which are open-end management investment companies sub-advised by the Sub-adviser. See "How to
                               Make Exchanges" and "Shareholder Account Manual."


                               Prospectus Page 3

                             GT GLOBAL DOLLAR FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Redemptions:                   Shares may be redeemed through the Fund's Transfer Agent. See "How to Redeem Shares" and "Shareholder Account Manual."
Dividends:                     Dividends are declared daily and paid monthly from available net investment income and any realized net short-term capital gain.
Reinvestment:                  Dividends are reinvested automatically in Advisor Class shares of the Fund or in Advisor Class shares of other GT Global Mutual
                               Funds.


                               Prospectus Page 4

                             GT GLOBAL DOLLAR FUND


                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following tables (1):


                                                                                                                  ADVISOR
                                                                                                                   CLASS
                                                                                                                -----------
SHAREHOLDER TRANSACTION COSTS:
  Sales charge on purchases of shares.........................................................................        None
  Sales charges on reinvested distributions to shareholders...................................................        None
  Maximum contingent deferred sales charge (as a % of net asset value at time of purchase or sale, whichever
    is less)..................................................................................................        None
  Redemption charges..........................................................................................        None
  Exchange fees...............................................................................................        None

ANNUAL FUND OPERATING EXPENSES (2):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees (after reimbursements)........................................       0.50%
  12b-1 distribution and service fees.........................................................................        None
  Other expenses (after waivers)..............................................................................       0.50%
                                                                                                                -----------
Total Fund Operating Expenses.................................................................................       1.00%
                                                                                                                -----------
                                                                                                                -----------


HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:
An investor would directly or indirectly pay the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                            ONE YEAR    THREE YEARS  FIVE YEARS    TEN YEARS
                                                                              -----     -----------     -----        -----
Advisor Class shares.....................................................   $            $            $            $


--------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The above table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other Expenses" include custody, transfer agency, legal, audit and other operating expenses. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.00% of the average daily net assets of the Fund's Advisor Class shares. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Investment management and administration fees," "Other Expenses" and "Total Fund Operating Expenses" would have been 0.50%, 0.53% and 1.03%, respectively, for the Fund. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies composing or affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.


                               Prospectus Page 5

                             GT GLOBAL DOLLAR FUND


                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Advisor Class share of the Fund for the periods shown. This information is supplemented by the financial statements and notes thereto included in the Statement of Additional Information. The financial statements and notes for the fiscal year ended December 31, 1997, have been
audited by                             , independent accountants, whose report
thereon also appears in the Statement of Additional Information. Information presented below for the fiscal years ended December 31, 1988 to 1991 was audited by other auditors that served as the Fund's independent accountants for those periods.


                                                                               CLASS A+
                                          ----------------------------------------------------------------------------------
                                                                         YEAR ENDED DEC. 31,
                                          ----------------------------------------------------------------------------------
                                             1997        1996        1995        1994        1993        1992        1991
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................  $    0.045  $    0.044  $    0.050  $    0.032  $    0.022  $    0.028  $    0.051
Distributions from net investment
 income.................................      (0.045)     (0.044)     (0.050)     (0.032)     (0.022)     (0.028)     (0.051)
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total Investment Return (b).............       4.62%       4.50%       5.08%       3.30%        2.2%        2.8%        5.1%
Ratios and supplemental data:
Net assets at end of the period (in
 000's).................................    $186,611    $392,623    $183,761    $320,858     $87,822     $81,674     $70,295
Ratio of net investment income to
 average net assets:
  With expense waivers and reductions
   (a)..................................       4.50%       4.39%       4.94%       3.40%       2.17%       2.78%       5.10%
  Without expense waivers and reductions
   (a)..................................       4.20%       4.08%       4.66%       3.15%       1.46%       2.47%       4.90%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................       0.98%       0.99%       0.97%       0.92%       1.00%       1.25%       1.25%
  Without expense waivers and reductions
   (a)..................................       1.28%       1.30%       1.25%       1.17%       1.72%       1.56%       1.45%

--------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

(a) Annualized for periods of less than one year.

(b) Not annualized.

                               Prospectus Page 6

                             GT GLOBAL DOLLAR FUND


                                                                                       ADVISOR CLASS++
                                                       CLASS A+               ----------------------------------
                                          ----------------------------------
                                                                                    YEAR ENDED         JUNE 1,
                                                 YEAR ENDED DEC. 31,                 DEC. 31,          1995 TO
                                          ----------------------------------  ----------------------   DEC. 31,
                                             1990        1989        1988        1997        1996        1995
                                          ----------  ----------  ----------  ----------  ----------  ----------
Net investment income...................  $    0.069  $    0.075  $    0.058  $    0.045  $   0.044   $   0.030
Distributions from net investment
 income.................................      (0.069)     (0.075)     (0.058)     (0.045)    (0.044 )    (0.030 )
                                          ----------  ----------  ----------  ----------  ----------  ----------
Net asset value (unchanged during the
 period)................................  $     1.00  $     1.00  $     1.00  $     1.00  $    1.00   $    1.00
                                          ----------  ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------  ----------
Total Investment Return (b).............        6.9%        7.6%        5.9%       4.61%      4.50%       2.92%
Ratios and supplemental data:
Net assets at end of the period (in
 000's).................................    $123,218     $13,143     $11,628      $6,780    $14,978      $2,096
Ratio of net investment income to
 average net assets:
  With expense waivers and reductions
   (a)..................................       6.95%       7.60%       5.72%       4.50%      4.39%       4.94%
  Without expense waivers and reductions
   (a)..................................       6.64%       7.17%         --%       4.45%      4.33%       4.91%
Ratio of expenses to average net assets:
  With expense waivers and reductions
   (a)..................................       1.25%       1.19%       1.03%       0.98%      0.99%       0.97%
  Without expense waivers and reductions
   (a)..................................       1.56%       1.62%         --%       1.03%      1.05%       1.00%

------------------
+ All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.

++  Commencing June 1, 1995, the Fund began offering Advisor Class shares.

(a) Annualized for periods of less than one year.

(b) Not annualized.
                         ------------------------------

                                                                                                AVERAGE MONTHLY
                                                                                                   NUMBER OF
                                                                          AVERAGE AMOUNT          REGISTRANT'S
                                                  AMOUNT OF DEBT              OF DEBT                SHARES
                                  YEAR            OUTSTANDING AT            OUTSTANDING           OUTSTANDING
                                 ENDED             END OF PERIOD         DURING THE PERIOD     DURING THE PERIOD
                           ------------------  ---------------------  -----------------------  ------------------
GT Global Dollar Fund....   December 31, 1997        $       0               $       0             282,435,505


                            AVERAGE AMOUNT OF
                             DEBT PER SHARE
                            DURING THE PERIOD
                           -------------------
GT Global Dollar Fund....       $  0.0000


                               Prospectus Page 7

                             GT GLOBAL DOLLAR FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

The Fund's investment objective is to seek maximum current income consistent with liquidity and conservation of capital. The Fund seeks this objective by investing in high quality, U.S. dollar-denominated money market instruments, i.e., debt obligations with remaining maturities of 13 months or less.

The Fund seeks to maintain a net asset value of $1.00 per share. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized below.

In accordance with Rule 2a-7, the Fund will (i) maintain a dollar-weighted average portfolio maturity of 90 days or less and (ii) purchase only instruments having remaining maturities of 13 months or less.


The Fund will invest only in high quality, U.S. dollar-denominated money market instruments determined by the Sub-adviser to present minimal credit risks in accordance with procedures established by the Company's Board of Trustees (the "Board"). To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest rating categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or one, if only one such NRSRO has rated the security) or, if the issuer has no applicable short-term rating, determined by the Sub-adviser to be of equivalent credit quality.



High quality securities are divided into "first tier" and "second tier" securities. The Fund will invest only in first tier securities. First tier securities have received the highest rating for short-term debt from at least two NRSROs, i.e., rated not lower than A-1 by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or P-1 by Moody's Investors Service, Inc. ("Moody's") (or one, if only one such NRSRO has rated the security) or, if unrated, are determined to be of equivalent quality as described above. If a security has been assigned different ratings by different NRSROs, at least two NRSROs must have assigned the higher rating in order for the Sub-adviser to determine the security's eligibility for purchase by the Fund.


The rating criteria of S&P and Moody's, two NRSROs currently rating instruments of the type the Fund may purchase, are more fully described in "Description of Debt Ratings" in the Statement of Additional Information.

PERMITTED INVESTMENTS. The Fund may invest in the following types of money market instruments:

/ / OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. AND FOREIGN GOVERNMENTS, THEIR
    AGENCIES AND INSTRUMENTALITIES. These include: direct obligations of the U.S. Treasury, such as Treasury bills and notes; obligations backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association; obligations supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) and the Tennessee Valley Authority; and similar U.S.-dollar denominated instruments of foreign governments, their agencies, authorities and instrumentalities.

/ / OBLIGATIONS OF U.S. AND NON-U.S. BANKS, including certificates of deposit, bankers' acceptances and similar instruments, when such banks have total assets at the time of purchase equal to at least $1 billion.

/ / INTEREST-BEARING DEPOSITS IN U.S. COMMERCIAL AND SAVINGS BANKS having total assets of $1 billion or less, in principal amounts at each such bank not greater than are insured by an agency of the U.S. government, provided that the aggregate amount of such deposits (including interest earned) does not exceed 5% of the Fund's assets.


/ / COMMERCIAL PAPER AND OTHER SHORT-TERM DEBT OBLIGATIONS OF U.S. AND FOREIGN
    COMPANIES, rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, determined by the Sub-adviser to be of equivalent quality, provided that any outstanding intermediate- or long-term debt of the issuer is rated at least AA by S&P or Aa by Moody's. These instruments may include corporate bonds and notes (corporate obligations that mature, or that


                               Prospectus Page 8

                             GT GLOBAL DOLLAR FUND

    may be redeemed, in one year or less). These corporate obligations include variable rate master notes, which are redeemable upon notice and permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument.


/ / REPURCHASE AGREEMENTS SECURED BY ANY OF THE FOREGOING. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund will enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Board. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will not enter into repurchase agreements with maturities of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid securities.



INVESTMENT TECHNIQUES. In managing the Fund, the Sub-adviser may employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average weighted maturity of the Fund's portfolio within the limitations described above. Determinations to use such techniques will be based on the Sub-adviser's identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions and shifts in fiscal and monetary policy. The Sub-adviser also may seek to improve the Fund's yield by purchasing or selling securities in order to take advantage of yield disparities that regularly occur in the market. For example, frequently there are yield disparities between different types of money market instruments, and market conditions from time to time result in similar securities trading at different prices.


RISKS AND OTHER CONSIDERATIONS. Investors should recognize that in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates; conversely, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower than those rates. Also, when interest rates are falling, the net new money flowing into the Fund from the net sale of its shares likely will be invested in instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing its yield. The opposite generally will be true in periods of rising interest rates. The Fund is designed to provide maximum current income consistent with the liquidity and safety of principal afforded by investment in a portfolio of high quality money market instruments; the Fund's yield may be lower than that produced by funds investing in lower quality and/or longer-term securities.

Although the Fund may invest in instruments of non-U.S. issuers, all such instruments will be denominated in U.S. dollars and will be first tier securities. Obligations of non-U.S. issuers are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Nonetheless, these instruments present risks that are different from those presented by investment in instruments of U.S. issuers. Obligations of foreign entities may be subject to certain sovereign risks, including adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, interest limitations, currency controls, foreign withholding taxes, and expropriation or nationalization of foreign issuers and their assets. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic issuers. Accordingly, while the Fund's ability to invest in these instruments may provide it with the potential to produce a higher yield than money market funds investing solely in instruments of domestic issuers, the Fund presents greater risk than such other funds.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The yield of these securities varies in relation to changes in specific money market rates such as the prime rate. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different

                               Prospectus Page 9

                             GT GLOBAL DOLLAR FUND


securities may have different adjustment rates. To the extent that the Fund invests in such variable and floating rate securities, it is the Sub-adviser's view that the Fund may be able to take advantage of the higher yield that is usually paid on longer-term securities. The Sub-adviser further believes that the variable and floating rates paid on such securities may substantially reduce the wide fluctuations in market value caused by interest rate changes and other factors which are typical of longer-term debt securities.


OTHER INFORMATION. The Fund may acquire participation interests in securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others. Pending investment of proceeds from new sales of Fund shares or for temporary defensive purposes, the Fund may hold any portion of its assets in cash. The Fund may borrow money from banks as a temporary measure (a) for extraordinary or emergency purposes in amounts up to 5% of its net assets (taken at market value) or (b) in amounts up to 33 1/3% of its net assets in order to meet redemption requests. The Fund will not purchase securities while borrowings remain outstanding. The Fund may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities).

The Fund's investment objective and policies with respect to borrowing as stated above are fundamental and may not be changed without the approval of a majority of its outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of its outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein are not fundamental and may be changed by vote of the Board without shareholder approval.

On December 29, 1992, the shareholders of the Fund approved modifications to the Fund's investment policies and limitations that authorize the Board to effect a change in the operating structure of the Fund, so that it may transfer all of its investable assets to the Global Dollar Portfolio ("Portfolio"), an open-end management investment company with substantially the same investment objective, limitations and policies as the Fund. The Portfolio may serve as the investment vehicle for different entities that have the same investment objective and policies as the Fund. By investing in the Portfolio rather than maintaining its own portfolio of securities, the Fund would expect to realize certain economies of scale that would arise as additional investors invest their assets in the Portfolio. There is no assurance that institutional investors will invest in the Portfolio or that any of these expected benefits would actually be realized by the Fund. Implementation of this new operating structure will only occur upon approval of the Board.


If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


                               Prospectus Page 10

                             GT GLOBAL DOLLAR FUND


                                 HOW TO INVEST

--------------------------------------------------------------------------------


GENERAL. Advisor Class shares are offered through this Prospectus to [(a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% on the assets in the account ("Advisory Account"); (c) any account with assets of at least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% on the assets in the account ("Wrap Fee Account"); (d) accounts advised by one of the companies composing or affiliated with AMVESCAP PLC; and
(e) any of the companies composing or affiliated with AMVESCAP PLC.] Financial planners, trust companies, bank trust companies and registered investment advisers referenced in subpart (b) and sponsors of "wrap fee" programs referenced in subpart (c) are collectively referred to as "Financial Advisers." Investors in Wrap Fee Accounts and Advisory Accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors and certain of its affiliates. Investors may be charged a fee by their agent or broker if they effect transactions other than through a dealer.



All purchase orders will be executed at the public offering price next determined after the purchase order is received. Orders received by authorized institutions (or their designees) before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the Fund's net asset value per share determined that day, provided Federal Funds, as defined below, become available to the Fund that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. Prior to receipt of Federal Funds, an investor's money will not be invested. "Federal Funds" are monies held on deposit at a Federal Reserve Bank that are available for the Fund's immediate use. Purchases by check or negotiable bank draft normally take two business days to be converted into Federal Funds. Shares begin accruing income dividends on the day following the date of purchase. THE FUND AND AIM DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Fund and AIM Distributors may reject purchase orders or exchanges by investors who appear to follow, in the Sub-adviser's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How to Make Exchanges -- Limitations on Purchase Orders and Exchanges."



Fiduciaries and Financial Advisers may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares. For specific information on opening an account, please contact your Financial Adviser or AIM Distributors.



PURCHASES BY BANK WIRE. Shares of the Fund may also be purchased by bank wire. Bank wire purchases will be effected at the net asset value next determined after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. Prior telephonic or facsimile notice must be provided to the Transfer Agent that a bank wire is being sent. A bank may charge a service fee for wiring money to the Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. For more information, please refer to the Shareholder Account Manual in this Prospectus.


CERTIFICATES. In the interest of economy and convenience, the Fund does not issue physical certificates representing its shares. Shares of the Fund are recorded on a register by the Transfer Agent, and shareholders have the same rights of ownership as if certificates had been issued to them.

PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual

                               Prospectus Page 11

                             GT GLOBAL DOLLAR FUND

Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the GT Global Mutual Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of GT Global Mutual Fund(s) that have appreciated most during the period being exchanged for shares of GT Global Mutual Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or AIM Distributors for more information.


                               Prospectus Page 12

                             GT GLOBAL DOLLAR FUND


                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------


Advisor Class shares of the Fund may be exchanged for Advisor Class shares of any other GT Global Mutual Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical.



EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." The GT Global Mutual Funds include the following:



  - GT GLOBAL AMERICA SMALL CAP GROWTH FUND


  - GT GLOBAL AMERICA MID CAP GROWTH FUND


  - GT GLOBAL AMERICA VALUE FUND


  - GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND


  - GT GLOBAL DEVELOPING MARKETS FUND


  - GT GLOBAL DOLLAR FUND


  - GT GLOBAL EMERGING MARKETS FUND


  - GT GLOBAL EUROPE GROWTH FUND


  - GT GLOBAL FINANCIAL SERVICES FUND


  - GT GLOBAL GOVERNMENT INCOME FUND


  - GT GLOBAL GROWTH & INCOME FUND


  - GT GLOBAL HEALTH CARE FUND


  - GT GLOBAL HIGH INCOME FUND


  - GT GLOBAL INFRASTRUCTURE FUND


  - GT GLOBAL INTERNATIONAL GROWTH FUND


  - GT GLOBAL JAPAN GROWTH FUND


  - GT GLOBAL LATIN AMERICA GROWTH FUND


  - GT GLOBAL NATURAL RESOURCES FUND


  - GT GLOBAL NEW DIMENSION FUND


  - GT GLOBAL NEW PACIFIC GROWTH FUND


  - GT GLOBAL STRATEGIC INCOME FUND


  - GT GLOBAL TELECOMMUNICATIONS FUND


  - GT GLOBAL WORLDWIDE GROWTH FUND



Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value determined that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.



Investors in Wrap Fee Accounts and Advisory Accounts interested in making an exchange should contact their Financial Advisers to request the prospectuses of the other GT Global Mutual Fund(s) being considered. Other investors should contact AIM Distributors.



EXCHANGES BY TELEPHONE. A shareholder may give exchange information to the shareholder's Financial Adviser. Shareholders automatically have telephone privileges to authorize exchanges. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Sub-adviser's judgment such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.



In addition, each GT Global Mutual Fund and AIM Distributors reserve the right to refuse purchase orders and exchanges by any person or group if, in the Sub-adviser's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.



Finally, as described above, the Fund and AIM Distributors reserve the right to reject any purchase order.


                               Prospectus Page 13

                             GT GLOBAL DOLLAR FUND


                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------


Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed in the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor.


Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.


Shareholders automatically have telephone privileges to authorize redemptions. The Fund, AIM Distributors and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.


REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required.


OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt about what documents are required should contact his or her Financial Adviser or the Transfer Agent.



Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for


                               Prospectus Page 14

                             GT GLOBAL DOLLAR FUND

redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check, it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.


AIM Distributors each reserves the right to redeem the shares of any Advisory Account or Wrap Fee Account if the amount invested in GT Global Mutual Funds through such account is reduced to less than $500 through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase the amount invested in GT Global Mutual Funds through such account to an aggregate amount of $500 or more.


For additional information on how to redeem shares, see the Shareholder Account Manual in this Prospectus, or contact your Financial Adviser.

                               Prospectus Page 15

                             GT GLOBAL DOLLAR FUND


                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Purchase, exchange and redemption orders should be placed in accordance with this Manual. It is recommended that investors in Wrap Fee Accounts and Advisory Accounts make such orders through their Financial Advisers. PLEASE BE CAREFUL TO REFERENCE "ADVISOR CLASS" IN ALL INSTRUCTIONS PROVIDED. See "How to Invest," "How to Make Exchanges" and "How to Redeem Shares" for more information.

The Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global Mutual Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345

INVESTMENTS BY BANK WIRE

A new account may be opened by calling 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893
REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL
Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 16

                             GT GLOBAL DOLLAR FUND


                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. There can be no assurance, however, that it will be able to do so. The value of each share of the Fund is computed by dividing its net assets by the number of its outstanding shares. "Net assets" equal the value of the Fund's investments and other assets less its liabilities. The Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Net asset value is determined separately for each class of the Fund's shares.

The Fund values its portfolio securities using the amortized cost method of valuation, pursuant to which the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over its remaining life. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the Board.

--------------------------------------------------------------------------------

                     DIVIDENDS AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS. Dividends are declared daily and paid monthly from the Fund's net investment income and any realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses). The Fund's net investment income includes accrued interest and earned discount (including both original issue and market discounts), less amortization of premium and applicable expenses. Fund shares begin to earn dividends on the day following the day on which Federal Funds become available. Dividends paid by the Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share dividends on Advisor Class shares will be higher than the per share dividends on shares of other classes of the Fund as a result of the 12b-1 service and distribution fees applicable to those shares.

Dividends are automatically reinvested in Advisor Class shares unless the investor has elected to receive them in cash. Cash payments may be elected on the Account Application located at the end of this Prospectus or through the investor's broker/ dealer. Reinvestments in Advisor Class shares of another GT Global Mutual Fund may only be directed to an account with an identical shareholder registration and account number. An election to receive dividends in additional shares or in cash may be changed at any time, but, to be effective for a particular dividend, the investor or the investor's broker/dealer must notify the Transfer Agent at least fifteen Business Days prior to the payment date. Shares earn dividends on the day of redemption. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

The Fund does not expect to realize long-term capital gain and thus does not anticipate payment of any capital gain distributions.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting of net investment income and any net short-term capital gain) that is distributed to its shareholders. Those distributions are taxable to the Fund's shareholders as ordinary income to the extent of its

                               Prospectus Page 17

                             GT GLOBAL DOLLAR FUND

earnings and profits, whether they are received in cash or reinvested in additional shares.

The Fund provides federal income tax information to its shareholders annually, including information about dividends paid during the preceding year.

The Fund must withhold 31% of all dividends payable to any individuals and certain other noncorporate shareholders who (1) have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9 or (2) otherwise are subject to backup withholding.

Taxpayer identification numbers may be furnished on the Account Application provided at the end of this Prospectus. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Fund.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders. See "Dividends and Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Trustees has overall responsibility for the operation of the Fund. The Company's Board of Trustees has approved all significant agreements between the Company on the one side and persons or companies furnishing services to the Fund on the other, including the investment advisory and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement with the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the agreement with State Street Bank and Trust Company as the custodian and the transfer agency agreement with GT Global Investors Services, Inc., an affiliate of the Sub-adviser. The day-to-day operations of the Fund are delegated to the officers of the Company, subject always to the objective and policies of the Fund and to the general supervision of the Company's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees.



INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Fund's investment managers and administrators include determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM management and administration fees, computed daily and paid monthly, at the annualized rate of 0.50% of the Fund's average daily net assets. Out of the aggregate fees payable by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The investment management and administration fees paid by the Fund are higher than those paid by most mutual funds. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, interests, taxes and extraordinary expenses) to the annual rate of 1.00% of the average daily net assets of the Fund's Advisor Class Shares.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services, the Sub-adviser receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to the Fund's average daily net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment adviser to the Fund pursuant to a master investment advisory
agreement, dated as of               , 1998 (the "Advisory Agreement"). AIM was
organized in 1976 and, together with its subsidiaries, manages or advises [over 50] investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and


                               Prospectus Page 18

                             GT GLOBAL DOLLAR FUND


1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory agreement dated as of
              , 1998. On May   , 1998, Liechtenstein Global Trust AG ("GT"), the
former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired GT's Asset Management Division, which includes the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.



AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices, including investment offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the GT Global Mutual Funds, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world in seeking each Fund's investment objective.



The investment professionals primarily responsible for the portfolio management of the Fund are as follows:


                               GLOBAL DOLLAR FUND


                                 RESPONSIBILITIES                             BUSINESS EXPERIENCE
NAME/OFFICE                        FOR THE FUND                                 PAST FIVE YEARS
--------------------------  --------------------------  ---------------------------------------------------------------
Cheng-Hock Lau              Portfolio Manager since     Mr. Lau has been Chief Investment Officer for Global Fixed
 New York                    1998                        Income for the Sub-adviser since October 1996, and was a
                                                         Senior Portfolio Manager for global/ international fixed
                                                         income for the Sub-adviser from July 1995 to October 1996.
                                                         From July 1995 to October 1996, Mr. Lau was employed by
                                                         Chancellor Capital Management, Inc. ("Chancellor Capital"), a
                                                         predecessor of the Sub-adviser. Mr. Lau was a Senior Vice
                                                         President and Senior Portfolio Manager for Fiduciary Trust
                                                         Company International from 1993 to 1995, and Vice President at
                                                         Bankers Trust Company from 1991 to 1993.
Heide Koch                  Portfolio Manager since     Ms. Koch has been a Portfolio Manager for the Sub- adviser
 New York                    1997                        since October 1996. From 1991 to October 1996, Ms. Koch was employed by Chancellor Capital.


                            ------------------------


In placing orders for the Fund's portfolio transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected.



DISTRIBUTION OF FUND SHARES. AIM Distributors is the distributor of the Fund's Advisor Class shares. AIM Distributors is a wholly owned subsidiary of AIM. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. The Sub-adviser or an affiliate thereof may, from time to time, make ongoing payments to Financial Advisors and others that facilitate the administration and servicing of Advisor Class shareholder accounts.



AIM Distributors, at its own expense, may provide additional promotional incentives to broker/ dealers that sell shares of the Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial


                               Prospectus Page 19

                             GT GLOBAL DOLLAR FUND

assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/or other events sponsored by the broker/dealers.


The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, AIM Distributors intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/dealer affiliates of banks also may execute dealer agreements with AIM Distributors for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------

STATEMENTS AND REPORTS TO SHAREHOLDERS. Shareholders receive monthly statements from the Transfer Agent detailing account transactions, such as an additional investment, redemption or the payment of a dividend. Shortly after the end of the Fund's fiscal year on December 31 and fiscal half-year on June 30 of each year, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and contain its financial statements. In addition, the federal income status of dividends paid by the Fund to its shareholders is reported after the end of each calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.


ORGANIZATION OF THE COMPANY. The Company was organized as a Delaware business
trust on May   , 1998. Prior to June 1, 1998, the Company operated under the name of "G.T. Investment Portfolios, Inc.", a Maryland corporation organized in 1981. From time to time, the Board may, at its discretion, establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's shares.


Advisor Class shares are offered through this prospectus to certain investors. The Fund also offers Class A shares and Class B shares to investors through a separate prospectus. The different expenses borne by each class of shares will result in different dividends. The per share dividends on Advisor Class shares of the Fund will generally be higher than the per share dividends on Class A and B shares of the Fund as a result of the service and distribution fees applicable with respect to Class A and B shares. Consequently, during comparable periods, the Fund expects that the total return on an investment in shares of the Advisor Class will be higher than the total return on Class A and B shares.


Pursuant to the Company's Declaration of Trust, it may issue an unlimited number of shares of the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges except that each class has exclusive voting rights with respect to its distribution and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund when issued are fully paid and nonassessable.



Fund shares are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights. Shares may be voted on the election of Trustees and on other matters submitted to the vote of Fund shareholders. If one or more additional funds were established,


                               Prospectus Page 20

                             GT GLOBAL DOLLAR FUND


on any matter submitted to a vote of shareholders, shares of each fund would be voted by that fund's shareholders individually when the matter affected the specific interest of that fund only, such as approval of that fund's investment advisory arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of all the Company's funds would be voted in the aggregate on other matters, such as the election of Trustees and ratification of the Directors' selection of the Company's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting securities may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.


SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Fund at
(800) 223-2138 or by writing to the Fund at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. From time to time the Fund may advertise its "yield" and "effective yield" in advertisements or promotional materials ("Performance Advertisements"). Both yield and effective yield are calculated separately for Class A, Class B and Advisor Class shares of the Fund. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Fund's "yield" and "effective yield" may reflect expenses after reimbursement pursuant to an undertaking that may be in effect. See "Management." The Statement of Additional Information describes the methods used to calculate the Fund's yield and effective yield.

In Performance Advertisements, the Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of the Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five-, and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as to the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes reinvestment of all dividends and capital gain distributions.

In addition, in order to more completely represent the Fund's performance or more accurately compare such performance to other measures of investment return, the Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return; it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Fund's performance data reflects past performance and is not necessarily indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when

                               Prospectus Page 21

                             GT GLOBAL DOLLAR FUND

comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.


YEAR 2000 COMPLIANCE PROJECT. In providing services to the GT Global Mutual Funds, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely on internal computer systems as well as external computer systems provided by third parties. Some of these systems were not originally designed to distinguish between the year 1900 and the year 2000. This inability, if not corrected, could adversely affect the services AIM Distributors, the Transfer Agent and the Sub-adviser and others provide the GT Global Mutual Funds and their shareholders.



To address this important issue, AIM, AIM Distributors, the Transfer Agent and the Sub-adviser have undertaken a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of four phases: (i) inventorying every software and hardware system in use at AIM, AIM Distributors, the Transfer Agent and the Sub-adviser, as well as remote, third-party systems on which AIM, AIM Distributors, the Transfer Agent and the Sub-adviser rely; (ii) identifying those systems that may not function properly after December 31, 1999; (iii) correcting or replacing those systems that have been so identified; and (iv) testing the processing of GT Global Mutual Fund data in all systems. Phase (i) has been completed; phase (ii) is substantially completed; phase (iii) has commenced; and phase (iv) is expected to commence during the third quarter of 1998. The Project is scheduled to be completed by December 31, 1998. Following completion of the Project, AIM, AIM Distributors and the Sub-adviser will ensure that any systems subsequently acquired are year 2000 compliant.



TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Fund are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Sub-adviser and AIM, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 North California Boulevard, Suite 450, Walnut Creek, CA 94596.


CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 is custodian of the Fund's assets.


COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C., 20036-1800, acts as counsel to the Company. Kirkpatrick & Lockhart LLP also acts as counsel to the Sub-adviser, GT Global and the Transfer Agent in connection with other matters.



INDEPENDENT ACCOUNTANTS. The Company's and the Fund's independent accountants
are                        , One Post Office Square, Boston, MA 02109.
                       conducts an annual audit of the Fund, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.


MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 22

                             GT GLOBAL DOLLAR FUND


                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL DOLLAR FUND


                                GT GLOBAL FUNDS


  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AS WELL AS THE RISKS OF INVESTING IN A CONCENTRATION OF INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT [1-800-824-1580].


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS GROWTH FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL DOLLAR FUND, A I M ADVISORS, INC., [CHANCELLOR LGT ASSET MANAGEMENT, INC.], G.T. INVESTMENT PORTFOLIOS, OR A I M DISTRIBUTORS, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                   DOLPV704029MC

                             GT GLOBAL DOLLAR FUND
                        50 California Street, 27th Floor
                          San Francisco, CA 94111-4624
                                 (415) 392-6181
                          Toll Free: [(800) 824-1580]



                      Statement of Additional Information
                                  June 1, 1998


--------------------------------------------------------------------------------


GT Global Dollar Fund (the "Fund") is a diversified series of G.T. Investment Portfolios (the "Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Class A and Class B shares of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Class A and Class B Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or calling the Fund at the toll-free telephone number printed above.



A I M Advisers, Inc. ("AIM") serves as the investment manager of and administrator for, and [Chancellor GT Asset Management, Inc.] (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Investment Limitations...................................................................................................      4
Trustees and Executive Officers..........................................................................................      6
Management...............................................................................................................      8
Dividends and Taxes......................................................................................................     10
Information Relating to Sales and Redemptions............................................................................     11
Valuation of Fund Shares.................................................................................................     14
Execution of Portfolio Transactions......................................................................................     16
Additional Information...................................................................................................     17
Investment Results.......................................................................................................     18
Description of Debt Ratings..............................................................................................     22
Financial Statements.....................................................................................................     23


                   Statement of Additional Information Page 1

                             GT GLOBAL DOLLAR FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is maximum current income consistent with liquidity and conservation of capital. The Fund seeks its objective by investing in high quality, U.S. dollar-denominated money market instruments.

CHANGES IN A SECURITY'S RATING

Subsequent to the purchase of a security by the Fund, the security may cease to be rated or its rating may be reduced below the minimum rating required for its purchase, as described in the Prospectus. In such event the Fund, the Company's Board of Trustees (the "Board") and the Sub-adviser will review the situation and take appropriate action in accordance with procedures adopted by the Board pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").


VARIABLE AND FLOATING RATE OBLIGATIONS
Floating and variable rate demand notes and bonds are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. The issuer of such obligations generally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligation plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. Variable and floating rate obligations have interest rates that are adjusted at designated intervals or whenever there are changes in the market rates of interest on which the interest rates are based. Variable and floating rate obligations permit the Fund to "lock in" the current interest rate for only the period until the next rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

BANKERS' ACCEPTANCES
Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

CERTIFICATES OF DEPOSIT
Certificates of deposit are negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over a given period of time.

COMMERCIAL PAPER
Commercial paper consists of short-term promissory notes issued by large corporations with a high quality rating to finance short-term credit needs.

U.S. GOVERNMENT OBLIGATIONS
U.S. government obligations are debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. However, not all U.S. government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority are supported only by the credit of the issuer. There is no guarantee that the U.S. government will provide support to such U.S. government sponsored agencies, as it is not so obligated by law. Therefore, the purchase of such securities involves more risk than investment in other U.S. government obligations.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present


                   Statement of Additional Information Page 2

                             GT GLOBAL DOLLAR FUND

minimal credit risks in accordance with guidelines established by the Board. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under that code that would allow the immediate resale of such collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The market value of securities purchased in this way may change before the delivery date, which could increase fluctuations in the Fund's yield. Ordinarily, the Fund will not earn interest on securities purchased until they are delivered.

ILLIQUID SECURITIES

The Fund will not invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, and restricted securities other than those the Sub-adviser has determined to be liquid pursuant to guidelines established by the Board. Commercial paper issues in which the Fund may invest include securities issued by major corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.


Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold on or an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser, in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trading in the security; (2) the number of dealers that make quotes for the security; (3) the number of dealers that have undertaken to make a market in the security; (4) the number of other potential purchasers; and (5) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how offers are


                   Statement of Additional Information Page 3

                             GT GLOBAL DOLLAR FUND

solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities held by the Fund and periodically reports such determinations to the Board as applicable. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------

The Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and (ii) more than 50% of the Fund's outstanding shares. The Fund may not:


        (1) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;



        (2) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;



        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;



        (4) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;



        (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;



        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;



Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


                   Statement of Additional Information Page 4

                             GT GLOBAL DOLLAR FUND


For purposes of the concentration policy contained in limitation (7), above, the Fund intends to comply with the Securities and Exchange Commission ("SEC") staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


The following investment policies of the Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Fund may not:



        (1) Invest more than 10% of its net assets in illiquid securities;



        (2) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


                   Statement of Additional Information Page 5

                             GT GLOBAL DOLLAR FUND


                             TRUSTEES AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Company's Trustees and Executive Officers are listed below.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.
C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.)(a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.
Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111
Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.
Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.
Kenneth W. Chancey, 52                   Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997; Vice
Vice President and                       President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997; and Vice
Principal Accounting Officer             President, Putnam Fiduciary Trust Company from 1989 to 1992.
50 California Street
San Francisco, CA 94111


------------------

* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                   Statement of Additional Information Page 6

                             GT GLOBAL DOLLAR FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, the Sub-adviser since October 1997;
Vice President and Secretary             Executive Vice President of the Asset Management Division of Liechtenstein Global Trust
50 California Street                     since October 1996; Senior Vice President, General Counsel and Secretary of LGT Asset
San Francisco, CA 94111                  Management, Inc., Chancellor LGT, GT Global, GT Services and G.T. Insurance from February
                                         1996 to October 1996; Vice President, General Counsel and Secretary of LGT Asset
                                         Management, Inc., Chancellor LGT, GT Global, GT Services and G.T. Insurance from May 1994 to February 1996; Senior Vice President, General Counsel and Secretary of Strong/
                                         Corneliuson Management, Inc. and Secretary of each of the Strong Funds from October 1991 through May 1994.



 [THERE MAY BE ADDITIONAL OFFICERS DESIGNATED PRIOR TO THE EFFECTIVE DATE OF HE
                            REGISTRATION STATEMENT]


                            ------------------------


The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and recommending firms to serve as independent auditors of the Company. Each of the Trustees and Officers of the Company is also a Trustee and Officer of G.T. Investment Funds and GT Global Floating Rate Fund and a Trustee and Officer of G.T. Global Growth Series, GT Global Series Trust, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Growth Portfolio, Floating Rate Portfolio and Global Investment Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser. Each Trustee and Officer serves in total as a Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised and sub-administered by the Sub-adviser. Each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $1,000 per annum, plus $300 for each meeting of the Board or any committee thereof attended by the Trustee, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $3,588, $3,716, $3,100 and $3,409, respectively, from the Company for their services as Trustees. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised and sub-administered by the Sub-adviser, for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of January 8, 1998, the Officers, Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund.


                   Statement of Additional Information Page 7

                             GT GLOBAL DOLLAR FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract between the Company and AIM ("Management Contract"). The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. Either the Company or each of AIM or the Sub-adviser may terminate the Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).



For the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid investment management and administration fees to the Sub-adviser in the amounts of $1,384,735, $1,808,976 and $1,665,299, respectively. During the fiscal years ended December 31, 1997 and 1996, the Sub-adviser reimbursed the Fund for a portion of its investment management and administration fees in the amounts of $88,707 and $173,045, respectively. No such reimbursements were made during the fiscal year ended December 31, 1995.


DISTRIBUTION SERVICES

The Fund's Class A and Class B shares are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a Distribution Contract between the Company and AIM Distributors.



As described in the Prospectus, on         , 1998, the Company adopted a Master
Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). At the same time, the Company also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan," and together with the Class A Plan, the "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. For the fiscal year ended December 31, 1997, the Fund made payments to GT Global, Inc., the Fund's former Distributor, under the Class A Plan and Class B Plan in the amounts of $422,808 and $995,797, respectively. During the fiscal year ended December 31, 1997, GT Global waived payments under the Class A Plan and Class B Plan in the amounts of $422,808 and $248,949, respectively.



BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Fund's shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Fund. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.


                   Statement of Additional Information Page 8

                             GT GLOBAL DOLLAR FUND


Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks that provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions that provide recordkeeping for and administrative services to 401(k) plans.



Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.



Under a Shareholder Service Agreement, the Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.



Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Fund to no more than 0.25% per annum of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by the Fund and its respective classes.



AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.



In approving the Plans, the Trustees determined that the adoption of each Plan was in the best interests of the shareholders of the Fund. Agreements related to the Plans must also be approved by such vote of the Trustees, including a majority of Trustees who are not interested persons of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.



Each Plan requires that, at least quarterly, the Trustees review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that as long as it is in effect the selection and nomination of Trustees who are not "interested persons" of the Company will be committed to the discretion of the Trustees who are not "interested persons" of the Company, as defined in the 1940 Act.



As discussed in the Prospectus, AIM Distributors receives no compensation or reimbursements relating to its distribution efforts with respect to Class A shares other than as described above. AIM Distributors receives any contingent deferred sales charges "CDSCs" payable with respect to redemption of Class B shares. For the fiscal years ended December 31, 1997, 1996 and 1995, GT Global collected contingent deferred sales charges in the amount of $1,241,407, $968,357 and $1,333,734, respectively.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser also serves as the Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997, 1996 and 1995, the accounting services fees for the Fund were $69,517, $90,682 and $86,710, respectively.


                   Statement of Additional Information Page 9

                             GT GLOBAL DOLLAR FUND

EXPENSES OF THE FUND

The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the service performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


--------------------------------------------------------------------------------

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DAILY INCOME DIVIDENDS
Net investment income and any realized net short-term capital gain are determined and declared as a dividend each day. Each such dividend is payable to shareholders as of the close of business on that day. Orders to purchase Fund shares are executed on the business day on which Federal Funds, i.e., monies held on deposit at a Federal Reserve Bank, become available. Shares begin accruing dividends on the day following the date of purchase. Shares are entitled to the dividend declared on the day a redemption request is received by the Transfer Agent. Dividends are automatically reinvested in Fund shares of the distributing class on the last Business Day of the month, at net asset value, unless a shareholder otherwise instructs the Transfer Agent in writing. A shareholder that does so will be mailed a check in the amount of each dividend. For the purpose of calculating dividends, daily net investment income of the Fund consists of (a) all interest income accrued on investments (including any discount or premium ratably accrued or amortized, respectively, to the date of maturity or determined in such other manner the Fund chooses in accordance with generally accepted accounting principles), (b) minus all accrued liabilities, including interest, taxes and other expense items, and reserves for contingent or undetermined liabilities, all determined in accordance with those principles,
(c) plus or minus all realized gains or losses on investments, if any.

TAXES -- GENERAL
To continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting of net investment income and any net short-term capital gain) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities and other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities).

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income, if any, for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income. The Fund does not expect to receive any dividend income from U.S. corporations, which means that no part of the dividends from the Fund will not be eligible for the dividends-received deduction allowed to corporations. Dividends will be taxed for federal income tax purposes in the same manner whether they are received in cash or reinvested in additional Fund shares.

                  Statement of Additional Information Page 10

                             GT GLOBAL DOLLAR FUND

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to U.S. citizens or other domestic taxpayers will apply.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to an investment in the Fund.

--------------------------------------------------------------------------------

                            INFORMATION RELATING TO
                             SALES AND REDEMPTIONS

--------------------------------------------------------------------------------

STATEMENTS AND REPORTS
When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Shareholders receive monthly statements detailing account transactions. Shortly after the end of the Fund's fiscal year on December 31 and fiscal half-year on June 30, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and contain the Fund's financial statements. In addition, the federal income tax status of dividends paid by the Fund to shareholders is reported after the end of each calendar year on Form 1099-DIV.

PAYMENT AND TERMS OF OFFERING
Payment for Class A and Class B shares should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account for their then-current net asset value per share to reimburse the Company for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

AUTOMATIC INVESTMENT PLAN
To establish participation in the Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds or a stop payment order or if the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by the Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or the Fund upon thirty days' written notice or by the participant at any time without penalty, upon written notice to the Fund or the Transfer Agent.

                  Statement of Additional Information Page 11

                             GT GLOBAL DOLLAR FUND

WHEN ORDERS ARE EFFECTIVE
In order to maximize earnings on its portfolio, the Fund intends at all times to be as completely invested as reasonably possible. Transactions in the money market instruments in which the Fund invests normally require immediate settlement in Federal Funds, as defined above. Thus, an order to purchase Fund shares will be executed on any day Monday through Friday on which the New York Stock Exchange ("NYSE") is open for business ("Business Day"), on which Federal Funds become available to the Fund. Funds transmitted by bank wire to the Transfer Agent and received by it prior to the close of regular trading on the NYSE will normally be credited to a shareholder's account on the same day as received. Funds transmitted by bank wire and received after the close of regular trading on the NYSE normally will be credited on the next Business Day. If remitted in other than the foregoing manner, such as by check, purchase orders will be executed as of the close of business on the day on which the payment is converted into Federal Funds, normally two days after receipt of the payment. The investor becomes a shareholder on the day on which the order is effective. Dividends begin to accrue on the next day. Information on how to transmit Federal Funds by wire is available at any national bank or any state bank that is a member of the Federal Reserve System. Any such bank may charge the shareholder for this service.


CONVERSION OF CLASS B SHARES


Class B shares will automatically convert into Class A shares of the same Fund. For the purpose of calculating the holding period required for conversion of Class B shares, the initial issuance of Class B shares shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.



The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond the eighth year. The Sub-adviser has no reason to believe that this condition for the availability of the conversion feature will not be met.


INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS
Class A or Class B shares may be purchased as the underlying investment for an IRA meeting the requirements of Sections 408(a), 408A or 530 of the Code, as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code Section 403(b)(7).


IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

                  Statement of Additional Information Page 12

                             GT GLOBAL DOLLAR FUND

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS

A shareholder may exchange shares of the Fund for shares of the corresponding class of other GT Global Mutual Funds or Class A shares of funds of The AIM Family of Funds-Registered Trademark- as described in the Prospectus. For Class A shares, a sales load will apply to exchanges from the Fund into other GT Global Mutual Funds or funds of The AIM Family of Funds, except that no sales load will be charged if the exchanged shares were acquired as a result of a previous exchange from another GT Global Mutual Fund. No sales load will be imposed on the exchange of Class B shares from the Fund into other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds and The AIM Family of Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.



SALES CHARGE WAIVERS FOR SHARES PURCHASED PRIOR TO JUNE 1, 1998


Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or custodial account under
Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in GT Global Mutual Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize the telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the

                  Statement of Additional Information Page 13

                             GT GLOBAL DOLLAR FUND
corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, that would prohibit the Fund from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under a SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or quarterly on the 25th day of the month the investor first selects). In the event that the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" or "Certificate of Partnership" indicating the names, titles, and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

Shareholders should be aware that systematic withdrawals may deplete or use up entirely the initial investment and result in realized long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or the Fund upon 30 days' written notice to shareholders or by a shareholder upon written notice to the Transfer Agent. Applications and further details regarding establishment of a SWP are provided at the back of the Fund's Prospectus.

With respect to a SWP established in Class B shares, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which, in the opinion of the Board, would make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined each Business Day as of the close of regular trading on the NYSE (currently, 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.


                  Statement of Additional Information Page 14

                             GT GLOBAL DOLLAR FUND

The net asset value of the Fund's shares is determined by dividing its total assets less its liabilities by the number of shares outstanding. The Fund may declare a suspension of the determination of net asset value during the periods when it may suspend redemption privileges, as provided in "Suspension of Redemption Privileges," above.

The Fund has adopted a policy which requires that it use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share. The Fund values its portfolio securities using the amortized cost method. This policy does not establish a net asset value of $1.00 per share; it merely permits a pricing method under which the Fund may seek to maintain a per share net asset value of $1.00. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share for purchases and redemptions. The amortized cost method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to the Fund's shareholders in the daily dividend, the value of the Fund's assets, and, thus, its net asset value per share, generally will remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of the Fund's securities, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the securities. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the Fund's use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

In connection with the Fund's policy of valuing its securities using the amortized cost method, the Fund maintains a dollar-weighted portfolio maturity of 90 days or less and purchases only portfolio securities having remaining maturities of 13 months or less. The Board also has established procedures in accordance with Rule 2a-7 under the 1940 Act designed to stabilize, to the extent reasonably possible, the Fund's net asset value per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing shareholders. In the event the Board determines that such a deviation exists, the Board has agreed to take such corrective action as it deems necessary and appropriate, which action might include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or paying distributions from capital or capital gains, redeeming shares in kind, or establishing a net asset value per share by using available market quotations or market equivalents.

                  Statement of Additional Information Page 15

                             GT GLOBAL DOLLAR FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Board, the Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. Purchases and sales of money market instruments by the Fund generally are made on a principal basis, in which the dealer through whom the trade is executed retains a "spread" as compensation. The spread is the difference in the price at which the dealer buys or sells the instrument to the Fund and the price which the dealer is able to resell or at which the dealer originally purchased, respectively, the instrument. In executing transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive spreads, payment of the lowest spread is not necessarily consistent with the best net results. The Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Board, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


                  Statement of Additional Information Page 16

                             GT GLOBAL DOLLAR FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


AIM was organized in 1976, and along with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Fund's principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



[Worldwide asset management affiliates also currently include GT Asset Management Inc. in Toronto, Canada; GT Asset Management PLC in London, England; GT Asset Management Ltd. in Hong Kong; GT Asset Management Ltd. in Tokyo; GT Asset Management Pte. Ltd. in Singapore; GT Asset Management Ltd. in Sydney; and GT Asset Management GmbH in Frankfurt, Germany.]


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are,                  One Post Office Square,
Boston, MA 02109.                  conducts annual audits of the Fund's
financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The financial statements of the Company included in this Statement of Additional
Information have been audited by                  , as stated in their opinion
appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



[USE OF NAME


The Sub-adviser has granted the Company the right to use the "GT" and "GT Global" names and has reserved the rights to withdraw its consent to the use of such names by the Company or the Fund at any time, or to grant the use of such names to any other company, and the Company has granted the Sub-adviser, under certain conditions, the use of any other names it might assume in the future, with respect to any other investment company sponsored by the Sub-adviser.]


                  Statement of Additional Information Page 17

                             GT GLOBAL DOLLAR FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund may, from time to time, provide yield information or comparisons of its yield to various averages including data from Lipper Analytical Services, Inc., Bank Rate Monitor-TM-, IBC/Donaghue's Money Fund Report, MONEY Magazine, and other industry publications, in advertisements or in reports furnished to current or prospective shareholders.

The Fund calculates its yield for its shares daily, based upon the seven days ending on the day of the calculation, called the "base period." The yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change, excluding capital changes, but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7). The Fund's effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended December 31, 1997, the Fund's Class A share yield was 4.55% and effective yield was 4.66%. The seven-day and effective yields are calculated as follows:

Assumptions:

Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending Dec. 31, 1997:.............................          $1.000873532

--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:

    Ending account value:....................  $ 1.000873532
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000873532
       Seven-day yield = $.000873532 x 365/7 = 4.55%
   Effective yield** = [1 + .000873532] 365/7 -1 = 4.66%

--------------
**  The effective yield assumes a year's compounding of the seven-day yield.

For the seven-day period ended December 31, 1997, the Fund's Class B share yield was 3.82% and effective yield was 3.89%. The seven-day and effective yields are calculated as follows:

Assumptions:

Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending Dec. 31, 1997:.............................          $1.000731785

--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:

    Ending account value:....................  $ 1.000731785
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000731785
       Seven-day yield = $.000731785 x 365/7 = 3.82%
   Effective yield** = [1 + .000731785] 365/7 -1 = 3.89%

--------------
**  The effective yield assumes a year's compounding of the seven-day yield.

                  Statement of Additional Information Page 18

                             GT GLOBAL DOLLAR FUND

The Fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from the reinvested dividends and distributions and any changes in share price during the period.

The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T) to the (n)th power = EV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated subject to deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period illustrated.

The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, at December 31, 1997, were as follows:

                                                                                                     STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
Year ended Dec. 31, 1997.........................................................................               4.62%
Five years ended Dec. 31, 1997...................................................................               3.93%
Ten years ended Dec. 31, 1997....................................................................               4.84%

The Fund's Standardized Returns for its Class B shares, which were first offered on April 1, 1993, stated as average annualized total returns, were as follows:

                                                                                                     STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
Year ended Dec. 31, 1997.........................................................................              (1.16)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.................................               2.87%

"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote Non-Standardized Returns that do not reflect the effect of contingent deferred sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted.

The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns, at December 31, 1997, were as follows:

                                                                                                  NON-STANDARDIZED AVERAGE
PERIOD                                                                                             ANNUALIZED TOTAL RETURN
---------------------------------------------------------------------------------------------  -------------------------------
Year ended Dec. 31, 1997.....................................................................                  4.62%
Five years ended Dec. 31, 1997...............................................................                  3.93%
Ten years ended Dec. 31, 1997................................................................                  4.84%

The Fund's Non-Standardized Return for its Class A shares, stated as aggregate total return, at December 31, 1997, was as follows:

                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
Sept. 16, 1985 (commencement of operations) through Dec. 31, 1997............................                82.77%

The Fund's Non-Standardized Return for its Class B shares, stated as average annualized total returns, at December 31, 1997, were as follows:

                                                                                                  NON-STANDARDIZED AVERAGE
PERIOD                                                                                             ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------  ---------------------------
Year ended Dec. 31, 1997.......................................................................                3.84%
April 1, 1993 (commencement of operations) through Dec. 31, 1997...............................                3.24%

                  Statement of Additional Information Page 19

                             GT GLOBAL DOLLAR FUND

The Fund's Non-Standardized Return for its Class B shares, stated as aggregate total return (reflecting deduction of the applicable contingent deferred sales charge), at December 31, 1997, was as follows:

                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................                14.37%

The Fund's Non-Standardized Return for its Class B shares, stated as aggregate total return (not reflecting deduction of the applicable contingent deferred sales charge), at December 31, 1997, was as follows:

                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................                16.37%

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return figures should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. Investment results also should be considered relative to the risks associated with the investment objective and policies. The Fund's investment results will be calculated separately for Class A and Class B shares. The Fund will include performance data for both Class A and Class B shares of the Fund in any advertisement or information including performance data for the Fund.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

The Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, among others:


        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service ("Fitch") (excluding Collateralized Mortgage Obligations).


        (3) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The maximum rates paid on some savings deposits are currently fixed by law.


        (4) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

                  Statement of Additional Information Page 20

                             GT GLOBAL DOLLAR FUND

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP")-weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (7) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Salomon Brothers Broad Investment Grade Index, which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (10) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (11) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (12) International Financial Statistics, which is produced by the International Monetary Fund.

       (13) Various publications and reports produced by the World Bank and its affiliates.

       (14) Various publications from the International Bank for Reconstruction and Development.

       (15) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (16) Privatizations from various sources, stock market capitalization, number of issuers, and trading volume of newly privatized companies and, in addition, projected levels of privatization. Privatization, an economic process virtually unknown in the U.S., is the selling of state-owned companies to the private sector. Under private ownership, such companies can release assets and seek to make profits free from political intervention. Examples of state-owned industries being privatized outside the U.S. include airlines, telecommunications, utilities and financial institutions.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates, may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.


The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.


AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance.



In advertising and sales materials, AIM Distributors may make reference to or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, AIM Distributors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


                  Statement of Additional Information Page 21

                             GT GLOBAL DOLLAR FUND

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ('IRAs') and Other Tax-Deferred Plans."


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-Adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



[THE GT ADVANTAGE

As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time-tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom-up process of security selection combines fundamental research with quantitative analysis through our proprietary models.


Built-in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.]


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
    S&P. "A-1" and "A-2" are the two highest commercial paper rating categories:

        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  Statement of Additional Information Page 22

                             GT GLOBAL DOLLAR FUND

        A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

    MOODY'S. "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.

        Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

BOND RATINGS
    S&P: Its ratings for high quality bonds are as follows:

        An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    MOODY'S: Its ratings for high quality bonds are as follows:

        Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

NOTE RATINGS
    S&P: The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

    MOODY'S: The MIG 1 designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


To be filed.


                  Statement of Additional Information Page 23

                             GT GLOBAL DOLLAR FUND

                                GT GLOBAL FUNDS

  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT [1-800-824-1580].

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL DOLLAR FUND,
A I M ADVISORS, INC., G.T. INVESTMENT PORTFOLIOS, [CHANCELLOR LGT ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                      DOLSA705MC

                             GT GLOBAL DOLLAR FUND:
                                 ADVISOR CLASS

                        50 California Street, 27th Floor
                          San Francisco, CA 94111-4624
                                 (415) 392-6181
                           Toll Free: (800) 824-1580


                      Statement of Additional Information
                                  June 1, 1998


--------------------------------------------------------------------------------


GT Global Dollar Fund (the "Fund") is a diversified series of G.T. Investment Portfolios (the "Company"), a registered open-end management investment company. This Statement of Additional Information relating to the Advisor Class shares of the Fund, which is not a prospectus, supplements and should be read in conjunction with the Fund's current Advisor Class Prospectus dated June 1, 1998, a copy of which is available without charge by writing to the above address or calling the Fund at the toll-free telephone number printed above.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and [Chancellor GT Asset Management, Inc.] (the "Sub-adviser") serves as the investment sub-adviser and sub-administrator for, the Fund. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"). The Fund's transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").


--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objective and Policies........................................................................................      2
Investment Limitations...................................................................................................      4
Trustees and Executive Officers..........................................................................................      6
Management...............................................................................................................      8
Dividends and Taxes......................................................................................................      9
Information Relating to Sales and Redemptions............................................................................     10
Valuation of Fund Shares.................................................................................................     12
Execution of Portfolio Transactions......................................................................................     13
Additional Information...................................................................................................     14
Investment Results.......................................................................................................     15
Description of Debt Ratings..............................................................................................     19
Financial Statements.....................................................................................................     20


                   Statement of Additional Information Page 1

                             GT GLOBAL DOLLAR FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is maximum current income consistent with liquidity and conservation of capital. The Fund seeks its objective by investing in high quality, U.S. dollar-denominated money market instruments.

CHANGES IN A SECURITY'S RATING

Subsequent to the purchase of a security by the Fund, the security may cease to be rated or its rating may be reduced below the minimum rating required for its purchase, as described in the Prospectus. In such event the Fund, the Company's Board of Trustees (the "Board") and the Sub-adviser will review the situation and take appropriate action in accordance with procedures adopted by the Board pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").


VARIABLE AND FLOATING RATE OBLIGATIONS
Floating and variable rate demand notes and bonds are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. The issuer of such obligations generally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligation plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. Variable and floating rate obligations have interest rates that are adjusted at designated intervals or whenever there are changes in the market rates of interest on which the interest rates are based. Variable and floating rate obligations permit the Fund to "lock in" the current interest rate for only the period until the next rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

BANKERS' ACCEPTANCES
Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

CERTIFICATES OF DEPOSIT
Certificates of deposit are negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over a given period of time.

COMMERCIAL PAPER
Commercial paper consists of short-term promissory notes issued by large corporations with a high quality rating to finance short-term credit needs.

U.S. GOVERNMENT OBLIGATIONS
U.S. government obligations are debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. However, not all U.S. government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority are supported only by the credit of the issuer. There is no guarantee that the U.S. government will provide support to such U.S. government sponsored agencies, as it is not so obligated by law. Therefore, the purchase of such securities involves more risk than investment in other U.S. government obligations.

REPURCHASE AGREEMENTS

A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer, an agreed-upon price, date and market rate of interest unrelated to coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present


                   Statement of Additional Information Page 2

                             GT GLOBAL DOLLAR FUND

minimal credit risks in accordance with guidelines established by the Board. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision.


The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under that code that would allow the immediate resale of such collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The market value of securities purchased in this way may change before the delivery date, which could increase fluctuations in the Fund's yield. Ordinarily, the Fund will not earn interest on securities purchased until they are delivered.

ILLIQUID SECURITIES

The Fund will not invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, and restricted securities other than those the Sub-adviser has determined to be liquid pursuant to guidelines established by the Board. Commercial paper issues in which the Fund may invest include securities issued by major corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.


Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold on or an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser, in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trading in the security; (2) the number of dealers that make quotes for the security; (3) the number of dealers that have undertaken to make a market in the security; (4) the number of other potential purchasers; and (5) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how offers are


                   Statement of Additional Information Page 3

                             GT GLOBAL DOLLAR FUND

solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities held by the Fund and periodically reports such determinations to the Board as applicable. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------


The Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, and (ii) more than 50% of the Fund's outstanding shares. The Fund may not:



        (1) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;



        (2) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;



        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;



        (4) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;



        (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;



        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;



Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


                   Statement of Additional Information Page 4

                             GT GLOBAL DOLLAR FUND


For purposes of the concentration policy contained in limitation (7), above, the Fund intends to comply with the Securities and Exchange Commission ("SEC") staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.



If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.



The following investment policies of the Fund are not fundamental policies and may be changed by vote of the Company's Board of Trustees without shareholder approval. The Fund may not:



        (1) Invest more than 10% of its net assets in illiquid securities;



        (2) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or



        (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


                   Statement of Additional Information Page 5

                             GT GLOBAL DOLLAR FUND


                             TRUSTEES AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Company's Trustees and Executive Officers are listed below.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board and       Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also trustee of each of the other investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act") that is sub-advised or sub-administered by the Sub-adviser.
C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Trustee                                  partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.)(a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                         Sub-adviser.
Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Trustee                                  Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   trustee of each of the other investment companies registered under the 1940 Act that is
Suite 2400                               sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111
Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Trustee                                  serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a trustee of each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.
Ruth H. Quigley, 63                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Trustee                                  Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   trustee of each of the other investment companies registered under the 1940 Act that is
San Francisco, CA 94108                  sub-advised or sub-administered by the Sub-adviser.


--------------

* Mr. Guilfoyle is an "interested person" of the Company as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                   Statement of Additional Information Page 6

                             GT GLOBAL DOLLAR FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
Kenneth W. Chancey, 52            Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since
Vice President and                1997; Vice President -- Mutual Fund Accounting, the Sub-adviser from
Principal Accounting Officer      1992 to 1997; and Vice President, Putnam Fiduciary Trust Company from
50 California Street              1989 to 1992.
San Francisco, CA 94111

Helge K. Lee, 52                  Chief Legal and Compliance Officer -- North America, the Sub-adviser
Vice President and Secretary      since October 1997; Executive Vice President of the Asset Management
50 California Street              Division of Liechtenstein Global Trust since October 1996; Senior Vice
San Francisco, CA 94111           President, General Counsel and Secretary of LGT Asset Management, Inc.,
                                  [Chancellor LGT], GT Global, GT Services and G.T. Insurance from
                                  February 1996 to October 1996; Vice President, General Counsel and
                                  Secretary of GT Asset Management, Inc., [Chancellor LGT], GT Global, GT
                                  Services and G.T. Insurance from May 1994 to February 1996; Senior Vice
                                  President, General Counsel and Secretary of Strong/Corneliuson
                                  Management, Inc. and Secretary of each of the Strong Funds from October
                                  1991 through May 1994.



[THERE MAY BE ADDITIONAL OFFICERS DESIGNATED PRIOR TO THE EFFECTIVE DATE OF THE
                            REGISTRATION STATEMENT.]


                            ------------------------


The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and recommending firms to serve as independent auditors of the Company. Each of the Trustees and Officers of the Company is also a Trustee and Officer of G.T. Investment Funds, GT Global Floating Rate Fund, G.T. Global Growth Series, GT Global Series Trust, G.T. Global Eastern Europe Fund, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series, Global High Income Portfolio, Growth Portfolio, Floating Rate Portfolio and Global Investment Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser. Each Trustee and Officer serves in total as a Trustee and Officer, respectively, of 12 registered investment companies with 47 series managed or administered by AIM and sub-advised and sub-administered by the Sub-adviser. Each Trustee who is not a director, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $1,000 per annum, plus $300 for each meeting of the Board or any committee thereof attended by the Director, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $3,588, $3,716, $3,100 and $3,409, respectively, from the Company for their services as Trustees. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised and sub-administered by the Sub-adviser for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of January 8, 1998, the Trustees and Officers and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund.


                   Statement of Additional Information Page 7

                             GT GLOBAL DOLLAR FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

AIM serves as the Fund's investment manager and administrator under an Investment Management and Administration Contract between the Company and AIM ("Management Contract"). The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. Either the Company or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).



For the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid investment management and administration fees to the Sub-adviser in the amounts of $1,384,735, $1,808,976 and $1,665,299, respectively. During the fiscal years ended December 31, 1997 and 1996, the Sub-adviser reimbursed the Fund for a portion of its investment management and administration fees in the amounts of $88,707 and $173,045, respectively. No such reimbursements were made during the fiscal year ended December 31, 1995.


DISTRIBUTION SERVICES

The Fund's Advisor Class are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis without a sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent has been retained by the Fund to perform shareholder servicing, reporting and general transfer agent functions for the Fund. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent also is reimbursed by the Fund for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Sub-adviser also serves as the Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997, 1996 and 1995, the accounting services fees for the Fund were $69,517, $90,682 and $86,710, respectively.


EXPENSES OF THE FUND

The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, directors' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Fund and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


                   Statement of Additional Information Page 8

                             GT GLOBAL DOLLAR FUND

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DAILY INCOME DIVIDENDS
Net investment income and any realized net short-term capital gain are determined and declared as a dividend each day. Each such dividend is payable to shareholders as of the close of business on that day. Orders to purchase Fund shares are executed on the business day on which Federal Funds, i.e., monies held on deposit at a Federal Reserve Bank, become available. Shares begin accruing dividends on the day following the date of purchase. Shares are entitled to the dividend declared on the day a redemption request is received by the Transfer Agent. Dividends are automatically reinvested in Advisor Class shares of the Fund on the last Business Day of the month, at net asset value, unless a shareholder otherwise instructs the Transfer Agent in writing. A shareholder that does so will be mailed a check in the amount of each dividend. For the purpose of calculating dividends, daily net investment income of the Fund consists of (a) all interest income accrued on investments (including any discount or premium ratably accrued or amortized, respectively, to the date of maturity or determined in such other manner the Fund chooses in accordance with generally accepted accounting principles), (b) minus all accrued liabilities, including interest, taxes and other expense items, and reserves for contingent or undetermined liabilities, all determined in accordance with those principles,
(c) plus or minus all realized gains or losses on investments, if any.

TAXES -- GENERAL
To continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting of net investment income and any net short-term capital gain) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities and other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities).

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income, if any, for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income. The Fund does not expect to receive any dividend income from U.S. corporations, which means that no part of the dividends from the Fund will be eligible for the dividends-received deduction allowed to corporations. Dividends will be taxed for federal income tax purposes in the same manner whether they are received in cash or reinvested in additional Fund shares.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to an investment in the Fund.

                   Statement of Additional Information Page 9

                             GT GLOBAL DOLLAR FUND

                            INFORMATION RELATING TO
                             SALES AND REDEMPTIONS

--------------------------------------------------------------------------------

STATEMENTS AND REPORTS
When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Shareholders receive monthly statements detailing account transactions. Shortly after the end of the Fund's fiscal year on December 31 and fiscal half-year on June 30, shareholders receive an annual and semiannual report, respectively. These reports list the securities held by the Fund and contain the Fund's financial statements. In addition, the federal income tax status of dividends paid by the Fund to shareholders is reported after the end of each calendar year on Form 1099-DIV.

PAYMENT AND TERMS OF OFFERING
Payment for Advisor Class shares should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is cancelled due to nonpayment (for example, because a check is returned for insufficient funds), the person who made the order will be responsible for any loss incurred by the Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account for their then-current net asset value per share to reimburse the Company for the loss incurred. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, the Fund reserves the right to reject any offer for a purchase of shares by any individual.

WHEN ORDERS ARE EFFECTIVE
In order to maximize earnings on its portfolio, the Fund intends at all times to be as completely invested as reasonably possible. Transactions in the money market instruments in which the Fund invests normally require immediate settlement in Federal Funds, as defined above. Thus, an order to purchase Fund shares will be executed on any day Monday through Friday on which the New York Stock Exchange ("NYSE") is open for business ("Business Day"), on which Federal Funds become available to the Fund. Funds transmitted by bank wire to the Transfer Agent and received by it prior to the close of regular trading on the NYSE will normally be credited to a shareholder's account on the same day as received. Funds transmitted by bank wire and received after the close of regular trading on the NYSE normally will be credited on the next Business Day. If remitted in other than the foregoing manner, such as by check, purchase orders will be executed as of the close of business on the day on which the payment is converted into Federal Funds, normally two days after receipt of the payment. The investor becomes a shareholder on the day on which the order is effective. Dividends begin to accrue on the next day. Information on how to transmit Federal Funds by wire is available at any national bank or any state bank which is a member of the Federal Reserve System. Any such bank may charge the shareholder for this service.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS


IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or AIM Distributors.


ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover

                  Statement of Additional Information Page 10

                             GT GLOBAL DOLLAR FUND
distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of a series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section 401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(b)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING (INCLUDING SECTION 401(K)) AND MONEY PURCHASE PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS
A shareholder may exchange shares of the Fund for shares of the corresponding class of other GT Global Mutual Funds as described in the Prospectus. Advisor Class shares may be exchanged only for Advisor Class shares of other GT Global Mutual Funds. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective, GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize the telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s) and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at least $1,000. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $1,000 will be mailed to the shareholder's registered address of record. The Fund and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon thirty days' written notice.

SUSPENSION OF REDEMPTION PRIVILEGES
The Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period: (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, that would prohibit the Fund from disposing of portfolio securities owned by them or in fairly determining the value of its assets, or (3) as the SEC may otherwise permit.

REDEMPTIONS IN KIND
It is possible that conditions may arise in the future which, in the opinion of the Board, would make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of the Fund, so called "Redemptions in Kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received.

                  Statement of Additional Information Page 11

                             GT GLOBAL DOLLAR FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------

As described in the Prospectus, the Fund's net asset value per share for each class of shares is determined each Business Day as of the close of regular trading on the NYSE (currently, 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value of the Fund's shares is determined by dividing its total assets less its liabilities by the number of shares outstanding. The Fund may declare a suspension of the determination of net asset value during the periods when it may suspend redemption privileges, as provided in "Suspension of Redemption Privileges," above.

The Fund has adopted a policy which requires that it use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share. The Fund values its portfolio securities using the amortized cost method. This policy does not establish a net asset value of $1.00 per share; it merely permits a pricing method under which the Fund may seek to maintain a per share net asset value of $1.00. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share for purchases and redemptions. The amortized cost method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. By declaring these accruals to the Fund's shareholders in the daily dividend, the value of the Fund's assets, and, thus, its net asset value per share, generally will remain constant. Although this method provides certainty in valuation, it may result in periods during which the value of the Fund's securities, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the securities. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the Fund's use of amortized cost resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

In connection with the Fund's policy of valuing its securities using the amortized cost method, the Fund maintains a dollar-weighted portfolio maturity of 90 days or less and purchases only portfolio securities having remaining maturities of 13 months or less. The Board also has established procedures in accordance with Rule 2a-7 under the 1940 Act designed to stabilize, to the extent reasonably possible, the Fund's net asset value per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing shareholders. In the event the Board determines that such a deviation exists, the Board has agreed to take such corrective action as it deems necessary and appropriate, which action might include selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or paying distributions from capital or capital gains, redeeming shares in kind, or establishing a net asset value per share by using available market quotations or market equivalents.

                  Statement of Additional Information Page 12

                             GT GLOBAL DOLLAR FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------


Subject to policies established by the Board, the Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. Purchases and sales of money market instruments by the Fund generally are made on a principal basis, in which the dealer through whom the trade is executed retains a "spread" as compensation. The spread is the difference in the price at which the dealer buys or sells the instrument to the Fund and the price which the dealer is able to resell or at which the dealer originally purchased, respectively, the instrument. In executing transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive spreads, payment of the lowest spread is not necessarily consistent with the best net results. The Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.



Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.



Under a policy adopted by the Board and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.


                  Statement of Additional Information Page 13

                             GT GLOBAL DOLLAR FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------


AIM was organized in 1976, and along with its subsidiaries, manages or advises over 50 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.



[Worldwide asset management affiliates also currently include GT Asset Management Inc. in Toronto, Canada; GT Asset Management PLC in London, England; GT Asset Management Ltd. in Hong Kong; GT Asset Management Ltd. in Tokyo; GT Asset Management Pte. Ltd. in Singapore; GT Asset Management Ltd. in Sydney; and GT Asset Management GmbH in Frankfurt, Germany.]


CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are               One Post Office Square,
Boston, MA 02109.               conducts annual audits of the Fund's financial
statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Company and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The financial statements of the Company included in this Statement of Additional
Information have been audited by               , as stated in their opinion
appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.


USE OF NAME

The Sub-adviser has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company or the Fund at any time, or to grant the use of such names to any other company.


                  Statement of Additional Information Page 14

                             GT GLOBAL DOLLAR FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund may, from time to time, provide yield information or comparisons of its yield to various averages including data from Lipper Analytical Services, Inc., Bank Rate Monitor-TM-, IBC/Donaghue's Money Fund Report, MONEY Magazine, and other industry publications, in advertisements or in reports furnished to current or prospective shareholders.

The Fund calculates its yield for its shares daily, based upon the seven days ending on the day of the calculation, called the "base period." The yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change, excluding capital changes, but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7). The Fund's effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended December 31, 1997, the Fund's Class A share yield was 4.55% and effective yield was 4.66%. The seven-day and effective yields are calculated as follows:

Assumptions:

Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending Dec. 31, 1997:.............................          $1.000873532

--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:

    Ending account value:....................  $ 1.000873532
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000873532

       Seven-day yield = $.000873532 x 365/7 = 4.55%
   Effective yield** = [1 + .000873532] 365/7 -1 = 4.66%

--------------
**  The effective yield assumes a year's compounding of the seven-day yield.

For the seven-day period ended December 31, 1997, the Fund's Advisor Class share yield was 4.55% and effective yield was 4.66%. The seven-day and effective yields are calculated as follows:

Assumptions:

Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending Dec. 31, 1997:.............................          $1.000873375

--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:

    Ending account value:....................  $ 1.000873375
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000873375

       Seven-day yield = $.000873375 x 365/7 = 4.55%
   Effective yield** = [1 + .000873375] 365/7 -1 = 4.66%

--------------
**  The effective yield assumes a year's compounding of the seven-day yield.

                  Statement of Additional Information Page 15

                             GT GLOBAL DOLLAR FUND

The Fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from the reinvested dividends and distributions and any changes in share price during the period.

The Fund's "Standardized Return," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated as follows: Standardized Return ("T") is computed by using the value at the end of the period ("EV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC:
P(1+T) to the (n)th power = EV. The following assumption will be reflected in computations made in accordance with this formula: reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board.

The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, at December 31, 1997, were as follows:

                                                                                                      STANDARDIZED AVERAGE
PERIOD                                                                                               ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  ---------------------------
Year ended Dec. 31, 1997.........................................................................                4.62%
Five years ended Dec. 31, 1997...................................................................                3.93%
Ten years ended Dec. 31, 1997....................................................................                4.84%

The Fund's Standardized Returns for its Advisor Class shares, stated as average annualized total returns, were as follows:

                                                                                                      STANDARDIZED AVERAGE
PERIOD                                                                                               ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  ---------------------------
Year ended Dec. 31, 1997.........................................................................                4.61%
June 1, 1995 (commencement of operations) through Dec. 31, 1997..................................                4.67%

"Non-Standardized Return," as referred to in the Prospectus, is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. As discussed in the Prospectus, the Fund may quote Non-Standardized Returns that do not reflect the effect of contingent deferred sales charges. Non-Standardized Returns may be quoted from the same or different time periods for which Standardized Returns are quoted.

The Fund's Non-Standardized Returns for its Class A shares, stated as average annualized total returns, at December 31, 1997, were as follows:

                                                                                                   NON-STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------  -----------------------------
Year ended Dec. 31, 1997.......................................................................                 4.62%
Five years ended Dec. 31, 1997.................................................................                 3.93%
Ten years ended Dec. 31, 1997..................................................................                 4.84%

The Fund's Non-Standardized Return for its Class A shares, stated as aggregate total return, at December 31, 1997, was as follows:

                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
Sept. 16, 1985 (commencement of operations) through Dec. 31, 1997............................                82.77%

The Fund's Non-Standardized Return for its Advisor Class shares, stated as average annualized total returns, at December 31, 1997, were as follows:

                                                                                                  NON-STANDARDIZED AVERAGE
PERIOD                                                                                             ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------  ---------------------------
Year ended Dec. 31, 1997.......................................................................                4.61%
June 1, 1995 (commencement of operations) through Dec. 31, 1997................................                4.67%

                  Statement of Additional Information Page 16

                             GT GLOBAL DOLLAR FUND

The Fund's Non-Standardized Return for its Advisor Class shares, stated as aggregate total return, at December 31, 1997, was as follows:

                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997..............................                12.52%

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return figures should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. Investment results also should be considered relative to the risks associated with the investment objective and policies. The Fund's investment results will be calculated separately for Class A and Class B shares. The Fund will include performance data for both Class A and Class B shares of the Fund in any advertisement or information including performance data for the Fund.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS

The Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, among others:


        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Government/Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. Government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's Ratings Group ("S&P"), or, in the case of nonrated bonds, BBB by Fitch Investors Service ("Fitch") (excluding Collateralized Mortgage Obligations).


        (3) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. The maximum rates paid on some savings deposits are currently fixed by law.


        (4) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (5) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Company Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard the Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP")-weighted index, beginning in 1975. The returns are broken down by local market and currency.

                  Statement of Additional Information Page 17

                             GT GLOBAL DOLLAR FUND

        (7) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (8) Salomon Brothers Broad Investment Grade Index, which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.

       (10) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (11) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.

       (12) International Financial Statistics, which is produced by the International Monetary Fund.

       (13) Various publications and reports produced by the World Bank and its affiliates.

       (14) Various publications from the International Bank for Reconstruction and Development.

       (15) Various publications produced by ratings agencies such as Moody's, S&P and Fitch.

       (16) Privatizations from various sources, stock market capitalization, number of issuers, and trading volume of newly privatized companies and, in addition, projected levels of privatization. Privatization, an economic process virtually unknown in the U.S., is the selling of state-owned companies to the private sector. Under private ownership, such companies can release assets and seek to make profits free from political intervention. Examples of state-owned industries being privatized outside the U.S. include airlines, telecommunications, utilities and financial institutions.


Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J. P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P. and Ibbotson Associates, may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, AIM Distributors may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business Week, Latin Finance, the Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.


The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.


AIM Distributors may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, AIM Distributors may describe general principles of investing, such as asset allocation, diversification and risk tolerance.



In advertising and sales materials, AIM Distributors may make reference to or discuss its products and services, which may include: retirement investing; the effects of dollar-cost averaging and saving for college or a home. In addition, AIM Distributors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.


The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.

                  Statement of Additional Information Page 18

                             GT GLOBAL DOLLAR FUND

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may describe in its sales material and advertisements how an investor may invest in the GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales materials and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ('IRAs') and Other Tax-Deferred Plans."


In advertising and sales materials, AIM Distributors may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Sub-adviser provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed GT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Sub-adviser by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Sub-adviser provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.



[THE GT ADVANTAGE

As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time-tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or work in the markets they follow.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom-up process of security selection combines fundamental research with quantitative analysis through our proprietary models.


Built-in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.]


--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
    S&P. "A-1" and "A-2" are the two highest commercial paper rating categories:

        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                  Statement of Additional Information Page 19

                             GT GLOBAL DOLLAR FUND

    MOODY'S. "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.

        Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

BOND RATINGS

    S&P: Its ratings for high quality bonds are as follows:

        An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    MOODY'S: Its ratings for high quality bonds are as follows:

        Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

NOTE RATINGS
    S&P: The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

    MOODY'S: The MIG 1 designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

To be filed.


                  Statement of Additional Information Page 20

                             GT GLOBAL DOLLAR FUND

                                GT GLOBAL FUNDS


  AIM DISTRIBUTORS OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL AIM DISTRIBUTORS DIRECTLY AT [1-800-824-1580].


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity for U.S. investors by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Invests in global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in a portfolio of emerging market debt securities

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital


  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY GT GLOBAL DOLLAR FUND, G.T. INVESTMENT PORTFOLIOS, A I M ADVISORS, INC., [CHANCELLOR LGT ASSET MANAGEMENT, INC.] OR A I M DISTRIBUTORS, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                      DOLSX705MC

                        G.T. INVESTMENT PORTFOLIOS, INC.
                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


    (a) FINANCIAL STATEMENTS -- To be Filed.


    (b) EXHIBITS REQUIRED BY PART C, ITEM 24 OF FORM N-1A.


         (1)       The Registrant's Articles of Amendment and Restatement(2).
         (2)       The Registrant's By-Laws as amended(2).
         (3)       Not Applicable.
         (4)       Instruments Defining Rights of Shareholders(4).
         (5)       The Investment Management and Administration Contract dated May 1, 1989(2).
         (6)(a)    Distribution Agreement relating to Class A shares of GT Global Dollar
                   Fund(2).
         (6)(b)    Distribution Agreement relating to Class B shares of GT Global Dollar
                   Fund(2).
         (6)(c)    Distribution Agreement relating to Advisor Class Shares of GT Global Dollar
                   Fund(2).
         (7)       Not Applicable.
         (8)       Custodian Agreement between the Registrant and State Street Bank and Trust
                   Company(2).
         (9)(a)    Transfer Agency Contract dated May 25, 1990(2).
         (9)(b)    Fund Accounting and Pricing Agent Agreement(4).
         (9)(c)    Other material contracts:


                  (i) Broker/dealer sales contract(2).

                  (ii) Bank sales contract(2).

                 (iii) Agency sales contract(2).

                 (iv) Foreign sales contract(2).


        (10)       Opinion and consent of counsel is incorporated by reference to Exhibit 10 of a Post-Effective Amendment to the Registration Statement filed previously.
        (11)       Consent of Coopers & Lybrand L.L.P., Independent Accountants -- To be
                   Filed.
        (12)       Not Applicable.
        (13)       Not Applicable.
        (14)(a)    Model Retirement Plan -- GT Global Individual Retirement Account Disclosure
                   Statement and Application(2).
        (14)(b)    Model Retirement Plan -- GT Global Simplified Employee Pension Individual
                   Retirement Account Disclosure Statement and Application(3).
        (14)(c)    Model Retirement Plan -- GT Global SIMPLE Individual Retirement Account
                   Disclosure Statement and Application(3).
        (14)(d)    Model Retirement Plan -- Roth IRA(3).
        (14)(e)    403(b)(7) Custodial Agreement(3).

        (15)(a)    Distribution Plan adopted pursuant to Rule 12b-1 relating to Class A shares(2).
        (15)(b)    Distribution Plan adopted pursuant to Rule 12b-1 relating to Class B shares(2).
        (16)       Schedules of Computation of Performance Quotations relating to the Class A,
                   Class B and Advisor Class shares of GT Global Dollar Fund(2).
        (17)       Financial Data Schedule -- To be Filed.
        (18)       Multiple Class Plan Pursuant to Rule 18f-3(4).



Other Exhibits:
        (a)        Power of Attorney for Michael A. Silver and Helge K. Lee for G.T.
                   Investment Portfolios, Inc.(4).


------------------------
(1) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on April 25, 1996.

(2) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on April 24, 1997.

(3) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 51 to the Registration Statement of G.T. Investment Funds, Inc. on Form N-1A, filed on January 30, 1998.


(4) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on March 10, 1998.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


    As of March 30, 1998:



TITLE OF CLASS                                                   NUMBER OF RECORD HOLDERS
--------------------------------------------------------------  ---------------------------
Shares of Common Stock, $.0001 par value, of
GT Global Dollar Fund Class A.................................               6,469
GT Global Dollar Fund Class B.................................               4,161
GT Global Dollar Fund Advisor Class...........................                 269


ITEM 27. INDEMNIFICATION

    Section 2-148 of the Maryland General Corporation Law and Article X of Registrant's By-Laws provide for indemnification of certain persons acting on behalf of the Registrant.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to Directors, officers and controlling persons by the Registrant's Articles of Incorporation, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("Commission") such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding ) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


    See the material under the heading "Management" included in Part A (Prospectus) of this Amendment and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment.


ITEM 29. PRINCIPAL UNDERWRITERS

    (a) In addition to the Registrant, GT Global, Inc. is the principal underwriter for the following other investment companies: G.T. Global Growth Series (which includes eight funds currently in operation: GT Global America Small Cap Growth Fund, GT Global America Value Fund, GT Global America Mid Cap Growth Fund, GT Global Europe Growth Fund, GT Global International Growth Fund, GT Global Japan Growth Fund, GT Global New Pacific Growth Fund and GT Global Worldwide Growth Fund); G.T. Investment Funds, Inc. (which includes thirteen funds currently in operation: GT Global Strategic Income Fund, GT Global High Income Fund, GT Global Government Income Fund, GT Global Health Care Fund, GT Global Growth & Income Fund, GT Global Latin America Growth Fund, GT Global Developing Markets Fund, GT Global Emerging Markets Fund, GT Global Telecommunications Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Consumer Products and Services Fund); GT Global Series Trust (which includes GT Global New Dimension Fund); G.T. Global Variable Investment Series (which includes five funds currently in operation: GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market Fund); G.T. Global Variable Investment Trust (which includes nine funds currently in operation: GT Global Variable Latin America Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Infrastructure Fund, GT Global Variable Natural Resources Fund, GT Global Variable Telecommunications Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund and GT Global Variable U.S. Government Income Fund); and GT Global Floating Rate Fund, Inc.

    (b) Directors and Officers of GT Global, Inc.

    Unless otherwise indicated, the business address of each person listed is 50 California Street, San Francisco, CA 94111.

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
William J. Guilfoyle                          President and Chairman of the       Chairman of the Board of Directors
                                                Board                               and President

Raymond R. Cunningham                         Senior Vice President -- Director   None
                                                of Sales and Director

Richard W. Healey                             Senior Vice President -- Director   None
                                                of Marketing and Director

Helge K. Lee                                  Secretary and Chief Legal and       Vice President and Secretary
                                                Compliance Officer

David P. Hess                                 Assistant Secretary and Director    Assistant Secretary
                                                of Mutual Fund Compliance

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Michael A. Silver                             Assistant Secretary and Assistant   Assistant Secretary
                                                General Counsel

Philip D. Edelstein                           Senior Vice President -- Regional   None
9 Huntly Circle                                 Sales Manager
Palm Beach Gardens, FL 33418

Stephen A. Maginn                             Senior Vice President -- Regional   None
519 S. Juanita                                  Sales Manager
Redondo Beach, CA 90277

Peter J. Wolfert                              Senior Vice President --            None
                                                Information Technology

Christine M. Pallatto                         Senior Vice President -- Director   None
                                                of Human Resources

Earle A. Malm II                              Chief Operating Officer             None

Margo A. Tammen                               Vice President -- Finance &         None
                                                Administration

Gary M. Castro                                Assistant Treasurer & Controller    None

Dennis W. Reichert                            Assistant Treasurer & Budget        Assistant Treasurer
                                                Director

Kenneth W. Chancey                            Senior Vice President -- Fund       Vice President, Principal
                                                Accounting                          Accounting Officer and (Acting)
                                                                                    CFO

Hallie L. Baron                               Vice President -- Public Relations  None
                                                & Shareholder Communications

Claus te Wildt                                Vice President -- Director of       None
                                                Strategy and Business Planning

Pamela Ruddock                                Vice President -- Fund              None
                                                Administration

Paul Wozniak                                  Vice President -- Fund Accounting   None

Christine C. Mangan                           Vice President -- Dealer Marketing  None

Donna B. Abrahamson                           Vice President -- Account           None
                                                Management

Jon Burke                                     Vice President                      None
31 Darlene Drive
Southboro, MA 01772

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Phil Christopher                              Vice President                      None
3621 59th Ave. SW
Seattle, WA 98116

Anthony DiBacco                               Vice President                      None
30585 Via Lindosa Way
Laguna Niguel, CA 92677

Stephen Duffy                                 Vice President                      None
1120 Gables Drive
Atlanta, GA 30319

Glenn R. Farinacci                            Vice President                      None
86 University Place
Staten Island, NY 10301

Ned E. Hammond                                Vice President                      None
5901 McFarland Ct.
Plano, TX 75093-4317

Richard Kashnowski                            Vice President                      None
1368 South Ridge Drive
Mandeville, LA 70448

Allen M. Kuhn                                 Vice President                      None
19655 Red Maple Lane
Jupiter, FL 33458

Steven C. Manns                               Vice President                      None
1941 West Wolfram
Chicago, IL 60657

Wayne F. Meyer                                Vice President                      None
2617 Sun Meadow Drive
Chesterfield, MO 63005

Dean Philips                                  Vice President                      None
3406 Bishop Park Drive, #428
Winter Park, FL 32792

Philip Schertz                                Vice President                      None
25 Ivy Place
Wayne, NJ 07470

Peter Sykes                                   Vice President                      None
1655 E. Sherman Ave.
Salt Lake City, UT 84105

Lance Vetter                                  Vice President                      None
10915 La Salinas Circle
Boca Raton, FL 33428

Tommy D. Wells                                Vice President                      None
25 Crane Drive
San Anselmo, CA 94960

                                                POSITIONS AND OFFICES WITH GT           POSITIONS AND OFFICES
NAME                                                        GLOBAL                       WITH THE REGISTRANT
--------------------------------------------  ----------------------------------  ----------------------------------
Todd H. Westby                                Vice President                      None
3405 Goshen Road
Newtown Square, PA 19073

Eric T. Zeigler                               Vice President                      None
437 30th Street
Manhattan Beach, CA 90266

    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, Chancellor LGT Asset Management, Inc., 50 California Street, 27th Floor, San Francisco, CA 94111, and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

    Records covering shareholder accounts are maintained and kept by the Registrant's transfer agent, GT Global Investor Services, Inc., 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596, and records of portfolio transactions are maintained and kept by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

ITEM 31. MANAGEMENT SERVICES

    Not applicable.

ITEM 32. UNDERTAKINGS

    Not applicable.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 31st day of March, 1998.


                                          G.T. INVESTMENT PORTFOLIOS, INC.

                                          By: William J. Guilfoyle*
                                             President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of G.T. Investment Portfolios, Inc. has been signed below by the following persons in the capacities indicated on the 31st day of March, 1998.



William J. Guilfoyle*                         President, Director and
                                              Chairman of the Board
                                              (Principal Executive Officer)

  /s/  KENNETH W. CHANCEY                     Vice President and
-------------------------------------------   Principal Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                            Director

Arthur C. Patterson*                          Director

Frank S. Bayley*                              Director

Ruth H. Quigley*                              Director

Robert G. Wade Jr.*                           Director

*By:   /s/  MICHAEL A. SILVER
------------------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney filed previously